                                                              File Nos. 33-47216
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 23

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 43

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on December 14, 2000 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on (date) pursuant to paragraph (a) (1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 will be filed on or before March 30, 2000.

This Post-Effective Amendment No. 23 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Allmerica Select Resource Prospectus B and revising the Statement of Additional Information of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus was previously filed in Registrant's Post-Effective Amendment No. 21 on April 21, 2000, and is incorporated by reference herein.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.             CAPTION IN PROSPECTUSES
-----------------             -----------------------
1.............................Cover Page

2.............................Special Terms

3.............................Summary of Fees and Expenses; Summary of Contract Features

4.............................Condensed Financial Information; Performance Information

5.............................Description of the Companies, the Variable Accounts, and the Underlying
                              Investment Companies

6.............................Charges and Deductions

7.............................Description of the Contract

8.............................Electing the Form of Annuity and the Annuity Date; Description of Variable
                              Annuity Payout Options; Annuity Benefit Payments

9.............................Death Benefit

10............................Payments; Computation of Values; Distribution

11............................Surrender; Withdrawals; Charge for Surrender and Withdrawal; Withdrawal
                              Without Surrender Charge; Texas Optional Retirement Program

12............................Federal Tax Considerations

13............................Legal Matters

14............................Statement of Additional Information - Table of Contents

FORM N-4 ITEM NO.             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
-----------------             ----------------------------------------------

15............................Cover Page

16............................Table of Contents

17............................General Information and History

18............................Services

19............................Underwriters

21............................Performance Information

22............................Annuity Benefit Payments

23............................Financial Statements

The Prospectus previously filed in Registrant's Post-Effective Amendment No. 21 on April 21, 2000 is incorporated by reference herein (herein referred to as "Prospectus A").

                        ALLMERICA SELECT SEPARATE ACCOUNT
                      (ALLMERICA SELECT RESOURCE I AND II)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

                                       ***

Twenty-three new Sub-Accounts will be available under the Contract. The following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

                                       ***

Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."

                                       ***

The fourth paragraph of the first page of the prospectus is being replaced in its entirety with the following:

The Variable Account, known as the Allmerica Select Separate Account is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST                              FIDELITY VARIABLE INSURANCE PRODUCTS FUND
---------------------------                             -----------------------------------------
AIT Equity Index Fund                                   Fidelity VIP Equity-Income Portfolio
AIT Money Market Fund                                   Fidelity VIP Growth Portfolio
AIT Select Aggressive Growth Fund                       FIDELITY VIP HIGH INCOME PORTFOLIO
AIT Select Capital Appreciation Fund                    ----------------------------------
AIT Select Emerging Markets Fund                        FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Growth Fund                                  --------------------------------------------
AIT Select Growth and Income Fund                       Fidelity VIP II Contrafund(R)Portfolio
AIT Select International Equity Fund                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Investment Grade Income Fund                 ---------------------------------------------
AIT Select Strategic Growth Fund                        Fidelity VIP III Growth & Income Portfolio
AIT Select Strategic Income Fund                        Fidelity VIP III Mid Cap Portfolio
AIT Select Value Opportunity Fund                       FRANKLIN TEMPLETON VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS                            -------------------------------------
-----------------------------                           PRODUCTS TRUST (CLASS 2)
AIM V.I. Aggressive Growth Fund                         ------------------------
AIM V.I. Blue Chip Fund                                 Franklin Small Cap Fund
AIM V.I. Value Fund                                     Mutual Shares Securities Fund
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.            Templeton Pacific Growth Securities Fund
---------------------------------------------           INVESCO VARIABLE INVESTMENT FUNDS, INC.
(CLASS B)                                               ---------------------------------------
---------                                               INVESCO VIF Dynamics Fund
Alliance Growth and Income Portfolio                    INVESCO VIF Health Sciences Fund
Alliance Premier Growth Portfolio                       JANUS ASPEN SERIES (SERVICE SHARES)
DEUTSCHE ASSET MANAGEMENT VIT FUNDS                     -----------------------------------
------------------------------------                    Janus Aspen Aggressive Growth Portfolio
Deutsche VIT EAFE Equity Index                          Janus Aspen Growth Portfolio
Deutsche VIT Small Cap Index                            Janus Aspen Growth and Income Portfolio
                                                        Janus Aspen International Growth Portfolio
                                                        KEMPER VARIABLE SERIES
                                                        ----------------------
                                                        KVS Dreman Financial Services Portfolio
                                                        Kemper Technology Growth Portfolio
                                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                        ----------------------------------------
                                                        T. Rowe Price International Stock Portfolio

                                       ***
Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Fund (or Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding fund of Deutsche Asset Management VIT Funds ("Deutsche VIT"), a corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), or a corresponding portfolio of T.
Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, or T. Rowe Price in which a Sub-Account invests.

                                       ***

Under SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Fund Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.

                                                                                        OTHER             TOTAL FUND
                                                        MANAGEMENT                     EXPENSES            EXPENSES
                                                      FEE (AFTER ANY                  (AFTER ANY          (AFTER ANY
                                                        VOLUNTARY                    WAIVERS/REIM-       WAIVERS/REIM-
UNDERLYING FUND                                          WAIVERS)       12B-1 FEES    BURSEMENTS)         BURSEMENTS)
---------------                                         --------       ----------    -----------         -----------
AIT Equity Index Fund................................      0.28%            -             0.07%           0.35%(1)
AIT Money Market Fund................................      0.24%            -             0.05%           0.29%(1)
AIT Select Aggressive Growth Fund....................      0.81%*           -             0.06%           0.87%(1)(2)*
AIT Select Capital Appreciation Fund.................      0.90%*           -             0.07%           0.97%(1)*
AIT Select Emerging Markets Fund.....................      1.35%            -             0.57%           1.92%(1)(2)
AIT Select Growth Fund...............................      0.78%            -             0.05%           0.83%(1)(2)
AIT Select Growth and Income Fund....................      0.67%            -             0.07%           0.74%(1)(2)
AIT Select International Equity Fund.................      0.89%            -             0.13%           1.02%(1)(2)
AIT Select Investment Grade Income Fund..............      0.43%            -             0.07%           0.50%(1)
AIT Select Strategic Growth Fund.....................      0.85%            -             0.35%           1.20%(1)(2)
AIT Select Strategic Income Fund.....................      0.60%            -             0.17%**         0.77%(1)
AIT Select Value Opportunity Fund....................      0.90%            -             0.07%           0.97%(1)(2)
AIM V.I. Aggressive Growth Fund......................      0.00%            -             1.19%           1.19%(3)
AIM V.I. Blue Chip Fund..............................      0.75%            -             0.55%           1.30%
AIM V.I. Value Fund..................................      0.61%            -             0.15%           0.76%
Alliance Growth and Income Portfolio
(Class B)............................................      0.63%          0.25%           0.09%           0.97%
Alliance Premier Growth Portfolio
(Class B)............................................      1.00%          0.25%           0.04%           1.29%
Deutsche VIT EAFE Equity Index.......................      0.02%           --             0.63%           0.65%(4)
Deutsche VIT Small Cap Index.........................      0.00%           --             0.45%           0.45%(4)
Fidelity VIP Equity-Income Portfolio.................      0.48%            -             0.09%           0.57%(5)
Fidelity VIP Growth Portfolio........................      0.58%            -             0.08%           0.66%(5)
Fidelity VIP High Income Portfolio...................      0.58%            -             0.11%           0.69%
Fidelity VIP II Contrafund Portfolio.................      0.58%            -             0.09%           0.67%(5)
Fidelity VIP III Growth & Income Portfolio...........      0.48%            -             0.12%           0.60%(5)
Fidelity VIP III Mid Cap Portfolio...................      0.57%            -             0.40%           0.97%(6)
Franklin Small Cap Fund (Class 2)....................      0.55%          0.25%           0.27%           1.07%(7)(8)
Mutual Shares Securities Fund (Class 2)..............      0.55%          0.25%           0.27%           1.07%(7)(9)
Templeton Pacific Growth Securities Fund
(Class 2)............................................      1.00%          0.25%           0.08%           1.33%(7)
INVESCO VIF Dynamics Fund............................      0.75%            -             1.53%           2.28%(10)
INVESCO VIF Health Sciences Fund.....................      0.75%            -             0.73%           1.48%(11)
Janus Aspen Aggressive Growth Portfolio
(Service Shares).....................................      0.65%          0.25%           0.02%           0.92%(12)
Janus Aspen Growth Portfolio (Service Shares)........      0.65%          0.25%           0.02%           0.92%(12)
Janus Aspen Growth and Income Portfolio
(Service Shares).....................................      0.65%          0.25%           0.40%           1.30%(12)
Janus Aspen International Growth Portfolio
(Service Shares).....................................      0.65%          0.25%           0.11%           1.01%(12)
KVS Dreman Financial Services Portfolio..............      0.70%            -             0.29%           0.99%(13)
Kemper Technology Growth Portfolio...................      0.51%            -             0.44%           0.95%(13)(14)
T. Rowe Price International Stock Portfolio..........      1.05%            -             0.00%           1.05%

                                      3

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

** The Select Strategic Income Fund commenced operations on July 1, 2000. The "other expenses" shown for the Fund are based on estimated amounts that will be incurred in respect of shares of the Fund for the 2000 fiscal year.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for the Select International Equity Fund, 1.35% for the Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for the Select Value Opportunity Fund, 1.20% for the Select Growth Fund, 1.10% for the Select Growth and Income Fund, 1.00% for the Select Investment Grade Income Fund, and 0.60% for the Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.00% of average net assets for the Select Strategic Income Fund.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The total operating expenses of the funds were less than or equal to their respective expense limitations throughout 1999 except the Select Strategic Growth Fund which received a reimbursement of $813.00 in 1999 under its expense limitation. However, this amount was not enough to make a difference in the percentage shown for the Fund's total operating expenses and expense limitation (both 1.20%).

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4) The Advisor has voluntarily undertaken to waive and reimburse its fee to the Funds so that the Funds' total operating expenses will not exceed 0.45% for Deutsche VIT Small Cap Index and 0.65% for Deutsche VIT EAFE Equity Index. Without reimbursements to the Funds for the year ended 12/31/99, Management, Other and Total Expenses would have been 0.35%, 0.83% and 1.18%, respectively for Deutsche VIT Small Cap Index and 0.45%, 0.70% and 1.15%, respectively for Deutsche VIT EAFE Equity Index.

(5) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.65% for the Fidelity VIP Growth Portfolio, 0.56% for the Fidelity VIP Equity-Income Portfolio, 0.65% for the Fidelity VIP II Contrafund Portfolio and 0.59% for the Fidelity VIP III Growth & Income Portfolio.

(6) Fidelity Management & Research Company agreed to reimburse a portion of the Fidelity VIP III Mid Cap Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total fund expenses would have been 0.57%, 2.77% and 3.34%.

(7) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The fund administration fee of the Templeton Pacific Growth Securities Fund is paid indirectly through the management fee. The Franklin Small Cap Fund pays for similar services directly.

(8) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(9)On 2/8/00, a merger and reorganization was approved that combined the assets of the Mutual Shares Securities Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund.

(10)The INVESCO VIF Dynamics Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Certain expenses were absorbed voluntarily by INVESCO Funds Group,Inc. ("INVESCO") to ensure that the expenses for the Fund did not exceed 1.15% of the Fund's average net assets pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, the Fund's Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999 were 0.54% and 1.29% respectively of the Fund's average net assets. The expense information presented in the table has been restated to reflect a change in the administrative services fee.

(11) The INVESCO VIF Health Sciences Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(12) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(13) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(14) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the average impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

See Appendix F for the expense examples for Select Resource I Contracts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no Rider:**

WITH SURRENDER CHARGE                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                                ------     -------     -------     --------
AIT Equity Index Fund.............................................    $79        $106        $127         $211
AIT Money Market Fund.............................................    $78        $104        $124         $204
AIT Select Aggressive Growth Fund.................................    $83        $121        $154         $265
AIT Select Capital Appreciation Fund..............................    $84        $124        $159         $275
AIT Select Emerging Markets Fund..................................    $93        $151        $204         $365
AIT Select Growth Fund............................................    $83        $120        $152         $261
AIT Select Growth and Income Fund.................................    $82        $117        $147         $251
AIT Select International Equity Fund..............................    $85        $125        $161         $280
AIT Select Investment Grade Income Fund...........................    $80        $110        $135         $226
AIT Select Strategic Growth Fund..................................    $87        $130        $170         $297
AIT Select Strategic Income Fund..................................    $83        $118        $148         $254
AIT Select Value Opportunity Fund.................................    $84        $124        $159         $275
AIM V.I. Aggressive Growth Fund..................................     $86        $130        $170         $296
AIM V.I. Blue Chip Fund                                               $88        $133        $175         $307
AIM V.I. Value Fund                                                   $82        $118        $148         $253
Alliance Growth and Income Portfolio.............................     $84        $124        $159         $275
Alliance Premier Growth Portfolio................................     $87        $133        $174         $306
Deutsche VIT EAFE Equity Index...................................     $81        $115        $142         $242
Deutsche VIT Small Cap Index.....................................     $80        $109        $132         $221
Fidelity VIP Equity-Income Portfolio..............................    $81        $112        $138         $234
Fidelity VIP Growth Portfolio.....................................    $82        $115        $143         $243
Fidelity VIP High Income Portfolio...............................     $82        $116        $144         $246
Fidelity VIP II Contrafund Portfolio..............................    $82        $115        $143         $244
Fidelity VIP III Growth & Income Portfolio........................    $81        $113        $140         $237
Fidelity VIP III Mid Cap Portfolio...............................     $84        $124        $159         $275
Franklin Small Cap Fund...........................................    $85        $127        $164         $285
Mutual Shares Securities Fund.....................................    $85        $127        $164         $285
Templeton Pacific Growth Securities Fund.........................     $88        $134        $176         $310
INVESCO VIF Dynamics Fund.........................................    $97        $161        $221         $397
INVESCO VIF Health Sciences Fund..................................    $89        $138        $184         $324
Janus Aspen Aggressive Growth Portfolio...........................    $84        $122        $156         $270
Janus Aspen Growth Portfolio......................................    $84        $122        $156         $270
Janus Aspen Growth and Income Portfolio...........................    $88        $133        $175         $307
Janus Aspen International Growth Portfolio........................    $85        $125        $161         $279
KVS Dreman Financial Services Portfolio...........................    $85        $124        $160         $277
Kemper Technology Growth Portfolio................................    $84        $123        $158         $273
T. Rowe Price International Stock Portfolio.......................    $85        $126        $163         $283

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                               ------     -------     -------     --------
AIT Equity Index Fund............................................    $81        $113        $140         $237
AIT Money Market Fund............................................    $80        $111        $137         $231
AIT Select Aggressive Growth Fund................................    $86        $128        $166         $290
AIT Select Capital Appreciation Fund.............................    $87        $131        $171         $299
AIT Select Emerging Markets Fund.................................    $96        $157        $216         $387
AIT Select Growth Fund...........................................    $85        $127        $164         $286
AIT Select Growth and Income Fund................................    $85        $124        $160         $277
AIT Select International Equity Fund.............................    $87        $132        $173         $304
AIT Select Investment Grade Income Fund..........................    $82        $117        $147         $252
AIT Select Strategic Growth Fund.................................    $89        $137        $182         $321
AIT Select Strategic Income Fund.................................    $85        $125        $161         $280
AIT Select Value Opportunity Fund................................    $87        $131        $171         $299
AIM V.I. Aggressive Growth Fund..................................    $89        $137        $182         $320
AIM V.I. Blue Chip Fund..........................................    $90        $140        $187         $331
AIM V.I. Value Fund..............................................    $85        $125        $161         $279
Alliance Growth and Income Portfolio.............................    $87        $131        $171         $299
Alliance Premier Growth Portfolio................................    $90        $140        $187         $330
Deutsche VIT EAFE Equity Index...................................    $84        $122        $155         $268
Deutsche VIT Small Cap Index.....................................    $82        $116        $145         $247
Fidelity VIP Equity-Income Portfolio.............................    $83        $119        $151         $260
Fidelity VIP Growth Portfolio....................................    $84        $122        $156         $269
Fidelity VIP High Income Portfolio..............................     $84        $123        $157         $272
Fidelity VIP II Contrafund Portfolio.............................    $84        $122        $156         $270
Fidelity VIP III Growth & Income Portfolio.......................    $83        $120        $153         $263
Fidelity VIP III Mid Cap Portfolio...............................    $87        $131        $171         $299
Franklin Small Cap Fund..........................................    $88        $134        $176         $309
Mutual Shares Securities Fund....................................    $88        $134        $176         $309
Templeton Pacific Growth Securities Fund.........................    $90        $141        $188         $334
INVESCO VIF Dynamics Fund........................................    $99        $167        $232         $418
INVESCO VIF Health Sciences Fund.................................    $92        $145        $195         $348
Janus Aspen Aggressive Growth Portfolio..........................    $86        $129        $169         $294
Janus Aspen Growth Portfolio.....................................    $86        $129        $169         $294
Janus Aspen Growth and Income Portfolio..........................    $90        $140        $187         $331
Janus Aspen International Growth Portfolio.......................    $87        $132        $173         $303
KVS Dreman Financial Services Portfolio..........................    $87        $131        $172         $301
Kemper Technology Growth Portfolio...............................    $87        $130        $170         $297
T. Rowe Price International Stock Portfolio......................    $88        $133        $175         $307

                                      8

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**

 WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 ------------------------                                           ------     -------     -------     --------
AIT Equity Index Fund.............................................    $18         $56         $97         $211
AIT Money Market Fund.............................................    $18         $54         $94         $204
AIT Select Aggressive Growth Fund.................................    $23         $72        $124         $265
AIT Select Capital Appreciation Fund..............................    $24         $75        $129         $275
AIT Select Emerging Markets Fund..................................    $34        $103        $175         $365
AIT Select Growth Fund............................................    $23         $71        $122         $261
AIT Select Growth and Income Fund.................................    $22         $68        $117         $251
AIT Select International Equity Fund..............................    $25         $77        $131         $280
AIT Select Investment Grade Income Fund...........................    $20         $61        $105         $226
AIT Select Strategic Growth Fund..................................    $27         $82        $140         $297
AIT Select Strategic Income Fund..................................    $22         $69        $118         $254
AIT Select Value Opportunity Fund.................................    $24         $75        $129         $275
AIM V.I. Aggressive Growth Fund..................................     $27         $82        $140         $296
AIM V.I. Blue Chip Fund .........................................     $28         $85        $145         $307
AIM V.I. Value Fund .............................................     $22         $69        $118         $253
Alliance Growth and Income Portfolio.............................     $24         $75        $129         $275
Alliance Premier Growth Portfolio................................     $28         $85        $144         $306
Deutsche VIT EAFE Equity Index...................................     $21         $65        $112         $242
Deutsche VIT Small Cap Index.....................................     $19         $59        $102         $221
Fidelity VIP Equity-Income Portfolio..............................    $20         $63        $108         $234
Fidelity VIP Growth Portfolio.....................................    $21         $66        $113         $243
Fidelity VIP High Income Portfolio...............................     $22         $67        $114         $246
Fidelity VIP II Contrafund Portfolio..............................    $21         $66        $113         $244
Fidelity VIP III Growth & Income Portfolio........................    $21         $64        $110         $237
Fidelity VIP III Mid Cap Portfolio...............................     $24         $75        $129         $275
Franklin Small Cap Fund...........................................    $25         $78        $134         $285
Mutual Shares Securities Fund.....................................    $25         $78        $134         $285
Templeton Pacific Growth Securities Fund.........................     $28         $86        $146         $310
INVESCO VIF Dynamics Fund.........................................    $37        $114        $192         $397
INVESCO VIF Health Sciences Fund..................................    $30         $90        $154         $324
Janus Aspen Aggressive Growth Portfolio...........................    $24         $74        $126         $270
Janus Aspen Growth Portfolio......................................    $24         $74        $126         $270
Janus Aspen Growth and Income Portfolio...........................    $28         $85        $145         $307
Janus Aspen International Growth Portfolio........................    $25         $76        $131         $279
KVS Dreman Financial Services Portfolio...........................    $25         $76        $130         $277
Kemper Technology Growth Portfolio................................    $24         $75        $128         $273
T. Rowe Price International Stock Portfolio.......................    $25         $78        $133         $283

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or a noncommutable fixed period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

 WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
 ------------------------                                           ------     -------     -------     --------
AIT Equity Index Fund.............................................    $21         $64        $110         $237
AIT Money Market Fund.............................................    $20         $62        $107         $231
AIT Select Aggressive Growth Fund.................................    $26         $80        $136         $290
AIT Select Capital Appreciation Fund..............................    $27         $83        $141         $299
AIT Select Emerging Markets Fund..................................    $36        $111        $187         $387
AIT Select Growth Fund............................................    $26         $78        $134         $286
AIT Select Growth and Income Fund.................................    $25         $76        $130         $277
AIT Select International Equity Fund..............................    $27         $84        $143         $304
AIT Select Investment Grade Income Fund...........................    $22         $69        $117         $252
AIT Select Strategic Growth Fund..................................    $29         $89        $152         $321
AIT Select Strategic Income Fund..................................    $25         $77        $131         $280
AIT Select Value Opportunity Fund.................................    $27         $83        $141         $299
AIM V.I. Aggressive Growth Fund...................................    $29         $89        $152         $320
AIM V.I. Blue Chip Fund...........................................    $30         $92        $157         $331
AIM V.I. Value Fund...............................................    $25         $76        $131         $279
Alliance Growth and Income Portfolio..............................    $27         $83        $141         $299
Alliance Premier Growth Portfolio.................................    $30         $92        $157         $330
Deutsche VIT EAFE Equity Index....................................    $24         $73        $125         $268
Deutsche VIT Small Cap Index......................................    $22         $67        $115         $247
Fidelity VIP Equity-Income Portfolio..............................    $23         $71        $121         $260
Fidelity VIP Growth Portfolio.....................................    $24         $73        $126         $269
Fidelity VIP High Income Portfolio................................    $24         $74        $127         $272
Fidelity VIP II Contrafund Portfolio..............................    $24         $74        $126         $270
Fidelity VIP III Growth & Income Portfolio........................    $23         $72        $123         $263
Fidelity VIP III Mid Cap Portfolio................................    $27         $83        $141         $299
Franklin Small Cap Fund...........................................    $28         $86        $146         $309
Mutual Shares Securities Fund.....................................    $28         $86        $146         $309
Templeton Pacific Growth Securities Fund..........................    $30         $93        $159         $334
INVESCO VIF Dynamics Fund.........................................    $40        $121        $204         $418
INVESCO VIF Health Sciences Fund..................................    $32         $98        $166         $348
Janus Aspen Aggressive Growth Portfolio...........................    $26         $81        $139         $294
Janus Aspen Growth Portfolio......................................    $26         $81        $139         $294
Janus Aspen Growth and Income Portfolio...........................    $30         $92        $157         $331
Janus Aspen International Growth Portfolio........................    $27         $84        $143         $303
KVS Dreman Financial Services Portfolio...........................    $27         $83        $142         $301
Kemper Technology Growth Portfolio................................    $27         $82        $140         $297
T. Rowe Price International Stock Portfolio.......................    $28         $85        $145         $307

*The Contract fee is not deducted after annuitization. A surrender charge is assessed at the time of annuitization if you elect a noncommutable fixed period certain option of less than ten years or any commutable period certain option. No charge is assessed if you elect any life contingency option or a noncommutable period certain option of ten years or longer.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.

                                       ***

WHAT ARE MY INVESTMENT CHOICES? under the SUMMARY OF CONTRACT FEATURES section is replaced in its entirety by the following:

Prior to the Annuity Date, you may allocate payments among one or more of the Sub-Accounts investing in the Underlying Funds (up to a total of seventeen at any one time, in addition to the AIT Money Moarket Fund), the Guarantee Period Accounts, and the Fixed Account. The thirty-seven Underlying Funds are:

-    AIT Equity Index Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Money Market Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Aggressive Growth Fund
     Managed by Nicholas-Applegate Capital Management, L.P.

-    AIT Select Capital Appreciation Fund
     Managed by T. Rowe Price Associates, Inc.

-    AIT Select Emerging Markets Fund
     Managed by Schroder Investment Management North America Inc.

-    AIT Select Growth Fund
     Managed by Putnam Investment Management, Inc.

-    AIT Select Growth and Income Fund
     Managed by J.P. Morgan Investment Management Inc.

-    AIT Select International Equity Fund
     Managed by Bank of Ireland Asset Management (U.S.) Limited

-    AIT Select Investment Grade Income Fund
     Managed by Allmerica Asset Management, Inc.

-    AIT Select Strategic Growth Fund
     Managed by TCW Investment Management Company

-    AIT Select Strategic Income Fund
     Managed by Western Asset Management Company

-    AIT Select Value Opportunity Fund
     Managed by Cramer Rosenthal McGlynn, LLC

-    AIM V.I. Aggressive Growth Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Blue Chip Fund
     Managed by A I M Advisors, Inc.

-    AIM V.I. Value Fund
     Managed by A I M Advisors, Inc.

-    Alliance Growth and Income Portfolio
     Managed by Alliance Capital Management L.P.

-    Alliance Premier Growth Portfolio
     Managed by Alliance Capital Management L.P.

-    Deutsche VIT EAFE Equity Index
     Managed by Bankers Trust Company

-    Deutsche VIT Small Cap Index
     Managed by Bankers Trust Company

-    Fidelity VIP Equity-Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP Growth Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP High Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP II Contrafund Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Growth & Income Portfolio
     Managed by Fidelity Management & Research Company

-    Fidelity VIP III Mid Cap Portfolio
     Managed by Fidelity Management & Research Company

-    Franklin Small Cap Fund
     Managed by Franklin Advisers, Inc.

-    Mutual Shares Securities Fund
     Managed by Franklin Mutual Advisers, LLC

-    Templeton Pacific Growth Securities Fund
     Managed by Franklin Advisers, Inc.

-    INVESCO VIF Dynamics Fund
     Managed by INVESCO Funds Group, Inc.

-    INVESCO VIF Health Sciences Fund
     Managed by INVESCO Funds Group, Inc.

-    Janus Aspen Aggressive Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth Portfolio
     Managed by Janus Capital

-    Janus Aspen Growth and Income Portfolio
     Managed by Janus Capital

-    Janus Aspen International Growth Portfolio
     Managed by Janus Capital

-    KVS Dreman Financial Services Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    Kemper Technology Growth Portfolio
     Managed by Scudder Kemper Investments, Inc.

-    T. Rowe Price International Stock Portfolio
     Managed by T. Rowe Price International, Inc.

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

                                       ***

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS AND HOW ARE THEY SELECTED? is replaced in its entirety by the following:

WHO ARE THE INVESTMENT ADVISERS OF THE UNDERLYING FUNDS?

The following are the investment advisers of the Underlying Funds:

FUND                                              INVESTMENT ADVISER
----                                              ------------------
AIT Equity Index Fund                             Allmerica Asset Management, Inc.
AIT Money Market Fund                             Allmerica Asset Management, Inc.
AIT Select Aggressive Growth Fund                 Nicholas-Applegate Capital Management, L.P.
AIT Select Capital Appreciation Fund              T. Rowe Price Associates, Inc.
AIT Select Emerging Markets Fund                  Schroder Investment Management
                                                    North America Inc.
AIT Select Growth Fund                            Putnam Investment Management, Inc.
AIT Select Growth and Income Fund                 J. P. Morgan Investment Management Inc.
AIT Select International Equity Fund              Bank of Ireland Asset Management (U.S.) Limited
AIT Select Investment Grade Income Fund           Allmerica Asset Management, Inc.
AIT Select Strategic Growth Fund                  TCW Investment Management Company
AIT Select Strategic Income Fund                  Western Asset Management Company
AIT Select Value Opportunity Fund                 Cramer Rosenthal McGlynn, LLC
AIM V.I. Aggressive Growth Fund                   A I M Advisors, Inc.
AIM V.I. Blue Chip Fund                           A I M Advisors, Inc.
AIM V.I. Value Fund                               A I M Advisors, Inc.
Alliance Growth and Income Portfolio              Alliance Capital Management L.P.
Alliance Premier Growth Portfolio                 Alliance Capital Management L.P.
Deutsche VIT EAFE Equity Index                    Bankers Trust Company
Deutsche VIT Small Cap Index                      Bankers Trust Company
Fidelity VIP Equity-Income Portfolio              Fidelity Management & Research Company
Fidelity VIP Growth Portfolio                     Fidelity Management & Research Company
Fidelity VIP High Income Portfolio                Fidelity Management & Research Company
Fidelity VIP II Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP III Growth & Income Portfolio        Fidelity Management & Research Company
Fidelity VIP III Mid Cap Portfolio                Fidelity Management & Research Company

                                      13

Franklin Small Cap Fund                           Franklin Advisers, Inc.
Mutual Shares Securities Fund                     Franklin Mutual Advisers, LLC
Templeton Pacific Growth Securities Fund          Franklin Advisers, Inc.
INVESCO VIF Dynamics Fund                         INVESCO Funds Group, Inc.
INVESCO VIF Health Sciences Fund                  INVESCO Funds Group, Inc.
Janus Aspen Aggressive Growth Portfolio           Janus Capital
Janus Aspen Growth Portfolio                      Janus Capital
Janus Aspen Growth and Income Portfolio           Janus Capital
Janus Aspen International Growth Portfolio        Janus Capital
KVS Dreman Financial Services Portfolio           Scudder Kemper Investments, Inc.
Kemper Technology Growth Portfolio                Scudder Kemper Investments, Inc.
T. Rowe Price International Stock Portfolio       T. Rowe Price International, Inc.

BARRA RogersCasey, Inc. ("BARRA RogersCasey"), a pension consulting firm, assists AIT in the selection of investment advisers for the AIT Funds. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly-controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds, and has no responsibility for any investment advice or other services provided to the Funds by Allmerica Financial Investment Management Services, Inc. ("AFIMS") or the investment advisers.

For more information, see DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES.

                                       ***

The fifth and sixth sentences of the first paragraph under CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES is deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                                       ***

The description of the underlying investment companies under the DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Twelve investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: Select Emerging Markets Fund, Select Growth Fund, Select International Equity Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Value Opportunity Fund, Select Strategic Growth Fund, Select Strategic Income Fund, Equity Index Fund, Select Growth and Income Fund, Select Investment Grade Income Fund and the Money Market Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc., ("AFIMS") a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with investment advisers ("Sub-Advisers") selected by AFIMS and the Trustees, in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey") a pension consulting firm. The cost of such consultation is borne by AFIMS. BARRA RogersCasey provides consulting services to pension plans representing hundreds of billions of dollars in total assets and, in its consulting capacity, monitors the investment performance of over 1000 investment advisers. BARRA RogersCasey is wholly controlled by BARRA, Inc. As a consultant, BARRA RogersCasey has no discretionary or decision-making authority with respect to the Funds and has no responsibility for any investment advice or other services provided to the Funds by AFIMS or the Sub-Advisers. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the applicable Fund, subject to the Trustees' and/or AFIMS' instructions. AFIMS is solely responsible for the payment of all fees for investment management services.

Each independent Sub-Adviser is selected by using strict objective, quantitative, and qualitative criteria, with special emphasis on the Sub-Adviser's record in managing similar portfolios. In consultation with BARRA RogersCasey, a committee monitors and evaluates the ongoing performance of all of the Funds. The committee may recommend the replacement of a Sub-Adviser of one of the Funds of AIT, or the addition or deletion of a Fund. The committee includes members who may be affiliated or unaffiliated with the Company and AIT. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Bankers Trust Company is the investment advisor for Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index which are available under the Contract.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Three of its investment portfolios are available under the
Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, and Fidelity VIP High Income Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Contrafund Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Small Cap Fund and the Templeton Pacific Growth Securities Fund is Franklin Advisers, Inc. The investment adviser to the Mutual Shares Securities Fund is Franklin Mutual Advisers, LLC.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Four of its investment portfolios are available under the
Contract: Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and Janus Aspen International Growth Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by T. Rowe Price International, Inc. ("T. Rowe Price International"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. T. Rowe Price International, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio.

                                       ***

The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND -- seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND -- seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND -- seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The Sub-Adviser for the Select Growth Fund is Putnam Investment Management, Inc.

AIT SELECT GROWTH AND INCOME FUND -- seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND -- seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND -- seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT STRATEGIC INCOME FUND -- seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing in various types of fixed income securities.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

AIM V.I. BLUE CHIP FUND -- seeks long-term growth of capital with a secondary objective of current income. The Fund seeks to meet these objectives by investing primarily in the common stocks of blue chip companies. The Fund may invest in U.S. government securities, convertible securities, high quality debt securities and foreign securities.

AIM V.I. VALUE FUND -- seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) -- seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) -- seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.

DEUTSCHE VIT EAFE EQUITY INDEX -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE(R) Index. The Fund will invest primarily in common stocks of companies that compose the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also use stock index futures and options.

DEUTSCHE VIT SMALL CAP INDEX -- seeks to match, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index. The Fund may also use stock index futures and options.

FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP II CONTRAFUND(R) PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VIP III GROWTH & INCOME PORTFOLIO -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN SMALL CAP FUND (CLASS 2) -- seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

MUTUAL SHARES SECURITIES FUND (CLASS 2) -- seeks capital appreciation. Its secondary goal is income. The fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

TEMPLETON PACIFIC GROWTH SECURITIES FUND (CLASS 2) -- seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities that trade in Pacific Rim markets, including emerging markets, and are issued by companies that have their principal activities in the Pacific Rim.

INVESCO VIF DYNAMICS FUND -- seeks to buy securities that will increase in value over the long term. The Fund invests in a variety of securities that present opportunities for capital growth -- primarily common stocks of companies traded on the U.S. securities exchanges, as well as over the counter. The Fund also may invest in preferred stocks and debt instruments that are convertible into common stocks, as well as in securities of foreign companies.

INVESCO VIF HEALTH SCIENCES FUND -- seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) -- seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO (SERVICE SHARES) -- seeks long-term growth of capital. The Portfolio primarily in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO -- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

If there is a material change in the investment policy of a Fund, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or (2) the receipt of the notice of the Owner's right to transfer.

                                       ***

The first sentence of the fourth paragraph of A. Payments under DESCRIPTION OF THE CONTRACT is deleted and replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among the investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the AIT Money Market Fund.

                                       ***

The second and third sentences in the first paragraph of D. Transfer Privilege under DESCRIPTION OF THE CONTRACT are deleted and replaced with the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the AIT Money Market Fund, are utilized at any one time.

                                       ***

Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more of the Sub-Accounts.

                                       ***

The fourth sentence of the third paragraph under ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS reads as follows:

Although the Company and the underlying investment companies do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the respective trustees intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto.

                                       ***

The Performance Tables found in APPENDIX B and APPENDIX C are replaced in their entirety by the following:

                                                   APPENDIX B
                              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                                     TABLE 1A
                                    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                          SINCE INCEPTION OF SUB-ACCOUNT*
                                 (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

--------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR                      SINCE
                                                         SUB-ACCOUNT        ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE     12/31/99     5 YEARS       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund .............................          N/A*            N/A*         N/A*           N/A*
AIT Money Market Fund .............................        10/8/92         -2.46%         3.35%           3.24%
AIT Select Aggressive Growth Fund .................         9/8/92         29.83%        21.05%          18.89%
AIT Select Capital Appreciation Fund ..............        4/30/95         16.90%         N/A            19.23%
AIT Select Emerging Markets Fund ..................        2/20/98         56.89%         N/A            10.66%
AIT Select Growth Fund ............................         9/8/92         21.09%        26.78%          18.71%
AIT Select Growth and Income Fund .................         9/8/92          9.90%        19.45%          14.09%
AIT Select International Equity Fund ..............         5/3/94         23.04%        16.30%          13.38%
AIT Select Investment Grade Income Fund ...........          N/A*            N/A*         N/A*           N/A*
AIT Select Strategic Growth Fund ..................        2/20/98          7.91%         N/A             2.27%
AIT Select Strategic Income Fund ..................          N/A*            N/A*         N/A*           N/A*
AIT Select Value Opportunity Fund .................        2/20/98        -11.56%         N/A            -6.74%
AIM V.I. Aggressive Growth Fund ...................          N/A*            N/A*         N/A*           N/A*
AIM V.I. Blue Chip Fund ...........................          N/A*            N/A*         N/A*           N/A*
AIM V.I. Value Fund ...............................          N/A*            N/A*         N/A*           N/A*
Alliance Growth and Income Portfolio ..............          N/A*            N/A*         N/A*           N/A*
Alliance Premier Growth Portfolio .................          N/A*            N/A*         N/A*           N/A*
Deutsche VIT EAFE Equity Index ....................          N/A*            N/A*         N/A*           N/A*
Deutsche VIT Small Cap Index ......................          N/A*            N/A*         N/A*           N/A*
Fidelity VIP Equity-Income Portfolio ..............         5/1/95         -1.53%         N/A            14.91%
Fidelity VIP Growth Portfolio .....................         5/1/95         28.78%         N/A            27.62%
Fidelity VIP High Income Portfolio ................         5/1/95          0.21%         N/A             7.46%
Fidelity VIP II Contrafund Portfolio ..............          N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio ........          N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio ................          N/A*            N/A*         N/A*           N/A*
Franklin Small Cap Fund ...........................          N/A*            N/A*         N/A*           N/A*
Mutual Shares Securities Fund .....................          N/A*            N/A*         N/A*           N/A*
Templeton Pacific Growth Securities Fund ..........          N/A*            N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund .........................          N/A*            N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund ..................          N/A*            N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio ...........          N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio ......................          N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio ...........          N/A*            N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio ........          N/A*            N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio ...........          N/A*            N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio ................          N/A*            N/A*         N/A*           N/A*
T. Rowe Price International Stock Portfolio .......         5/1/95         24.79%         N/A            13.38%
--------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                                  TABLE 1B
                             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                          SINCE INCEPTION OF SUB-ACCOUNT
                          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------------
                                                                               FOR YEAR                     SINCE
                                                              SUB-ACCOUNT       ENDED                   INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    INCEPTION DATE     12/31/99     5 YEARS     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund .............................                N/A*            N/A*         N/A*           N/A*
AIT Money Market Fund .............................              10/8/92          3.71%        4.00%            3.38%
AIT Select Aggressive Growth Fund .................               9/8/92         36.72%       21.63%           19.17%
AIT Select Capital Appreciation Fund ..............              4/30/95         23.61%         N/A            19.73%
AIT Select Emerging Markets Fund ..................              2/20/98         63.41%         N/A            13.62%
AIT Select Growth Fund ............................               9/8/92         27.99%       27.29%           19.03%
AIT Select Growth and Income Fund .................               9/8/92         16.77%       20.02%           14.41%
AIT Select International Equity Fund ..............               5/3/94         29.87%       16.91%           13.89%
AIT Select Investment Grade Income Fund ...........                N/A*            N/A*         N/A*           N/A*
AIT Select Strategic Growth Fund ..................              2/20/98         14.44%         N/A             5.40%
AIT Select Strategic Income Fund ..................                N/A*            N/A*         N/A*           N/A*
AIT Select Value Opportunity Fund .................              2/20/98         -6.03%         N/A            -3.88%
AIM V.I. Aggressive Growth Fund ...................                N/A*            N/A*         N/A*           N/A*
AIM V.I. Blue Chip Fund ...........................                N/A*            N/A*         N/A*           N/A*
AIM V.I. Value Fund ...............................                N/A*            N/A*         N/A*           N/A*
Alliance Growth and Income Portfolio ..............                N/A*            N/A*         N/A*           N/A*
Alliance Premier Growth Portfolio .................                N/A*            N/A*         N/A*           N/A*
Deutsche VIT EAFE Equity Index ....................                N/A*            N/A*         N/A*           N/A*
Deutsche VIT Small Cap Index ......................                N/A*            N/A*         N/A*           N/A*
Fidelity VIP Equity-Income Portfolio ..............               5/1/95          4.84%         N/A            15.47%
Fidelity VIP Growth Portfolio .....................               5/1/95         35.52%         N/A            28.04%
Fidelity VIP High Income Portfolio ................               5/1/95          6.64%         N/A             8.11%
Fidelity VIP II Contrafund Portfolio ..............                N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio ........                N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio ................                N/A*            N/A*         N/A*           N/A*
Franklin Small Cap Fund ...........................                N/A*            N/A*         N/A*           N/A*
Mutual Shares Securities Fund .....................                N/A*            N/A*         N/A*           N/A*
Templeton Pacific Growth Securities Fund ..........                N/A*            N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund .........................                N/A*            N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund ..................                N/A*            N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio ...........                N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio ......................                N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio ...........                N/A*            N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio ........                N/A*            N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio ...........                N/A*            N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio ................                N/A*            N/A*         N/A*           N/A*
T. Rowe Price International Stock Portfolio .......               5/1/95         31.46%         N/A            13.92%
--------------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                                   TABLE 2A
                                    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                        SINCE INCEPTION OF UNDERLYING FUND
                                 (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS OR
                                                        UNDERLYING        FOR YEAR                 SINCE INCEPTION
                                                           FUND            ENDED                  OF UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS         IF LESS
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund .............................       9/28/90          12.22%       25.75%          18.82%
AIT Money Market Fund .............................       4/29/85          -2.46%       3.35%           3.65%
AIT Select Aggressive Growth Fund .................       8/21/92          29.83%       21.05%          18.75%
AIT Select Capital Appreciation Fund ..............       4/28/95          16.90%        N/A            19.23%
AIT Select Emerging Markets Fund ..................       2/20/98          56.89%        N/A            10.66%
AIT Select Growth Fund ............................       8/21/92          21.09%       26.78%          18.57%
AIT Select Growth and Income Fund .................       8/21/92          9.90%        19.45%          13.99%
AIT Select International Equity Fund ..............       5/2/94           23.04%       16.30%          13.38%
AIT Select Investment Grade Income Fund ...........       4/29/85          -8.07%       5.40%           6.18%
AIT Select Strategic Growth Fund ..................       2/20/98          7.91%         N/A            2.27%
AIT Select Strategic Income Fund ..................       7/1/00            N/A          N/A             N/A
AIT Select Value Opportunity Fund .................       4/30/93         -11.56%       11.57%          9.93%
AIM V.I. Aggressive Growth Fund ...................       5/1/98           36.13%        N/A            18.53%
AIM V.I. Blue Chip Fund ...........................      12/30/99           N/A          N/A             N/A
AIM V.I. Value Fund ...............................       5/5/93           21.58%       25.20%          21.14%
Alliance Growth and Income Portfolio* .............       1/14/91          3.14%        21.59%          13.55%
Alliance Premier Growth Portfolio* ................       6/26/92          23.63%       33.59%          24.07%
Deutsche VIT EAFE Equity Index ....................       8/26/97          19.31%        N/A            13.17%
Deutsche VIT Small Cap Index ......................       8/25/97          11.97%        N/A            5.49%
Fidelity VIP Equity-Income Portfolio ..............       10/9/86          -1.53%       16.49%          12.85%
Fidelity VIP Growth Portfolio .....................       10/9/86          28.78%       27.58%          18.14%
Fidelity VIP High Income Portfolio ................       9/19/85          0.21%        8.77%           10.76%
Fidelity VIP II Contrafund Portfolio ..............       1/3/95           16.01%        N/A            25.62%
Fidelity VIP III Growth & Income Portfolio ........      12/31/96          1.34%         N/A            19.26%
Fidelity VIP III Mid Cap Portfolio ................      12/28/98          40.44%        N/A            42.45%
Franklin Small Cap Fund* ..........................       11/1/95          87.18%        N/A            27.38%
Mutual Shares Securities Fund* ....................       11/8/96          5.03%         N/A            7.18%
Templeton Pacific Growth Securities Fund* .........       1/27/92          28.28%       -3.92%          0.70%
INVESCO VIF Dynamics Fund .........................       8/25/97          46.92%        N/A            27.81%
INVESCO VIF Health Sciences Fund ..................       5/22/97          -2.65%        N/A            17.54%
Janus Aspen Aggressive Growth Portfolio* ..........       9/13/93         115.17%       33.79%          31.86%
Janus Aspen Growth Portfolio* .....................       9/13/93          35.13%       27.50%          21.87%
Janus Aspen Growth and Income Portfolio* ..........       5/1/98           64.66%        N/A            49.29%
Janus Aspen International Growth Portfolio* .......       5/2/94           72.76%       30.84%          25.75%
KVS Dreman Financial Services Portfolio ...........       5/4/98          -11.87%        N/A            -9.34%
Kemper Technology Growth Portfolio ................       5/3/99            N/A          N/A            68.70%
T. Rowe Price International Stock Portfolio .......       3/31/94          24.79%       13.11%          11.52%
---------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                                     TABLE 2B
                             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                        SINCE INCEPTION OF UNDERLYING FUND
                          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                                                 SINCE INCEPTION
                                                      UNDERLYING FUND     FOR YEAR                OF UNDERLYING
                                                      INCEPTION DATE       ENDED                       FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                                  12/31/99    5 YEARS         IF LESS
------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund .............................       9/28/90          18.72%      25.99%         18.82%
AIT Money Market Fund .............................       4/29/85          3.71%        4.00%         3.78%
AIT Select Aggressive Growth Fund .................       8/21/92          36.72%      21.63%         19.03%
AIT Select Capital Appreciation Fund ..............       4/28/95          23.61%        N/A          19.72%
AIT Select Emerging Markets Fund ..................       2/20/98          63.41%        N/A          13.62%
AIT Select Growth Fund ............................       8/21/92          27.99%      27.29%         18.89%
AIT Select Growth and Income Fund .................       8/21/92          16.77%      20.02%         14.31%
AIT Select International Equity Fund ..............       5/2/94           29.87%      16.91%         13.88%
AIT Select Investment Grade Income Fund ...........       4/29/85          -2.35%       5.89%         6.18%
AIT Select Strategic Growth Fund ..................       2/20/98          14.44%        N/A          5.40%
AIT Select Strategic Income Fund ..................       7/1/00            N/A          N/A           N/A
AIT Select Value Opportunity Fund .................       4/30/93          -6.03%      11.96%         10.03%
AIM V.I. Aggressive Growth Fund ...................       5/1/98           42.64%        N/A          21.99%
AIM V.I. Blue Chip Fund ...........................      12/30/99           N/A          N/A           N/A
AIM V.I. Value Fund ...............................       5/5/93           28.08%      25.45%         21.25%
Alliance Growth and Income Portfolio* .............       1/14/91          9.53%       21.86%         13.56%
Alliance Premier Growth Portfolio* ................       6/26/92          30.64%      34.34%         24.77%
Deutsche VIT EAFE Equity Index ....................       8/26/97          18.47%        N/A          7.84%
Deutsche VIT Small Cap Index ......................       8/25/97          18.48%        N/A          7.85%
Fidelity VIP Equity-Income Portfolio ..............       10/9/86          4.84%       16.97%         13.00%
Fidelity VIP Growth Portfolio .....................       10/9/86          35.52%      27.94%         18.28%
Fidelity VIP High Income Portfolio ................       9/19/85          6.64%        9.34%         10.88%
Fidelity VIP II Contrafund Portfolio ..............       1/3/95           22.51%        N/A          25.94%
Fidelity VIP III Growth & Income Portfolio ........      12/31/96          7.64%         N/A          20.43%
Fidelity VIP III Mid Cap Portfolio ................      12/28/98          46.95%        N/A          48.90%
Franklin Small Cap Fund* ..........................       11/1/95          93.69%        N/A          27.83%
Mutual Shares Securities Fund* ....................       11/8/96          11.53%        N/A          8.54%
Templeton Pacific Growth Securities Fund* .........       1/27/92          34.79%      -3.39%         0.82%
INVESCO VIF Dynamics Fund .........................       8/25/97          53.43%        N/A          29.64%
INVESCO VIF Health Sciences Fund ..................       5/22/97          3.40%         N/A          19.30%
Janus Aspen Aggressive Growth Portfolio* ..........       9/13/93         121.67%      33.98%         31.94%
Janus Aspen Growth Portfolio* .....................       9/13/93          41.63%      27.74%         21.99%
Janus Aspen Growth and Income Portfolio* ..........       5/1/98           71.17%        N/A          52.26%
Janus Aspen International Growth Portfolio* .......       5/2/94           79.26%      31.05%         25.93%
KVS Dreman Financial Services Portfolio ...........       5/4/98           -6.38%        N/A          -5.98%
Kemper Technology Growth Portfolio ................       5/3/99            N/A          N/A          75.21%
T. Rowe Price International Stock Portfolio .......       3/31/94          31.46%      13.61%         11.87%
------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                                    APPENDIX C
                                 FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                                     TABLE 1A
                                    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                          SINCE INCEPTION OF SUB-ACCOUNT
                                 (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                           FOR YEAR
                                                         SUB-ACCOUNT        ENDED                   SINCE INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                INCEPTION DATE     12/31/99     5 YEARS     OF SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund ..............................         N/A*            N/A*         N/A*           N/A*
AIT Money Market Fund ..............................        4/7/94         -2.48%        3.32%           3.39%
AIT Select Aggressive Growth Fund ..................       4/21/94         29.87%       21.08%          18.30%
AIT Select Capital Appreciation Fund ...............       4/30/95         16.93%         N/A           19.25%
AIT Select Emerging Markets Fund ...................       2/20/98         56.87%         N/A           10.65%
AIT Select Growth Fund .............................       4/21/94         21.11%       26.80%          23.88%
AIT Select Growth and Income Fund ..................       4/21/94          9.89%       19.44%          17.52%
AIT Select International Equity Fund ...............        5/3/94         23.04%       16.30%          13.38%
AIT Select Investment Grade Income Fund ............         N/A*            N/A*         N/A*           N/A*
AIT Select Strategic Growth Fund ...................       2/20/98          7.90%         N/A            2.26%
AIT Select Strategic Income Fund ...................         N/A*            N/A*         N/A*           N/A*
AIT Select Value Opportunity Fund ..................       2/20/98        -11.57%         N/A           -6.75%
AIM V.I. Aggressive Growth Fund ....................         N/A*            N/A*         N/A*           N/A*
AIM V.I. Blue Chip Fund ............................         N/A*            N/A*         N/A*           N/A*
AIM V.I. Value Fund ................................         N/A*            N/A*         N/A*           N/A*
Alliance Growth and Income Portfolio ...............         N/A*            N/A*         N/A*           N/A*
Alliance Premier Growth Portfolio ..................         N/A*            N/A*         N/A*           N/A*
Deutsche VIT EAFE Equity Index .....................         N/A*            N/A*         N/A*           N/A*
Deutsche VIT Small Cap Index .......................         N/A*            N/A*         N/A*           N/A*
Fidelity VIP Equity-Income Portfolio ...............        5/1/95         -1.52%         N/A           14.92%
Fidelity VIP Growth Portfolio ......................        5/1/95         28.81%         N/A           27.64%
Fidelity VIP High Income Portfolio .................        5/1/95          0.18%         N/A            7.42%
Fidelity VIP II Contrafund Portfolio ...............         N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Growth & Income Portfolio .........         N/A*            N/A*         N/A*           N/A*
Fidelity VIP III Mid Cap Portfolio .................         N/A*            N/A*         N/A*           N/A*
Franklin Small Cap Fund ............................         N/A*            N/A*         N/A*           N/A*
Mutual Shares Securities Fund ......................         N/A*            N/A*         N/A*           N/A*
Templeton Pacific Growth Securities Fund ...........         N/A*            N/A*         N/A*           N/A*
INVESCO VIF Dynamics Fund ..........................         N/A*            N/A*         N/A*           N/A*
INVESCO VIF Health Sciences Fund ...................         N/A*            N/A*         N/A*           N/A*
Janus Aspen Aggressive Growth Portfolio ............         N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth Portfolio .......................         N/A*            N/A*         N/A*           N/A*
Janus Aspen Growth and Income Portfolio ............         N/A*            N/A*         N/A*           N/A*
Janus Aspen International Growth Portfolio .........         N/A*            N/A*         N/A*           N/A*
KVS Dreman Financial Services Portfolio ............         N/A*            N/A*         N/A*           N/A*
Kemper Technology Growth Portfolio .................         N/A*            N/A*         N/A*           N/A*
---------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                                  TABLE 1B
                             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                          SINCE INCEPTION OF SUB-ACCOUNT
                          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------------
                                                                               FOR YEAR                      SINCE
                                                             SUB-ACCOUNT        ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    INCEPTION DATE     12/31/99     5 YEARS      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund ..............................               N/A*            N/A*         N/A*          N/A*
AIT Money Market Fund ..............................             4/7/94           3.71%        4.00%          3.85%
AIT Select Aggressive Growth Fund ..................            4/21/94          36.72%       21.63%         18.76%
AIT Select Capital Appreciation Fund ...............            4/30/95          23.61%         N/A          19.73%
AIT Select Emerging Markets Fund ...................            2/20/98          63.41%         N/A          13.62%
AIT Select Growth Fund .............................            4/21/94          27.99%       27.29%         24.29%
AIT Select Growth and Income Fund ..................            4/21/94          16.77%       20.02%         17.98%
AIT Select International Equity Fund ...............             5/3/94          29.87%       16.91%         13.89%
AIT Select Investment Grade Income Fund ............               N/A*            N/A*         N/A*          N/A*
AIT Select Strategic Growth Fund ...................            2/20/98          14.44%         N/A           5.40%
AIT Select Strategic Income Fund ...................               N/A*            N/A*         N/A*          N/A*
AIT Select Value Opportunity Fund ..................            2/20/98          -6.03%         N/A          -3.87%
AIM V.I. Aggressive Growth Fund ....................               N/A*            N/A*         N/A*          N/A*
AIM V.I. Blue Chip Fund ............................               N/A*            N/A*         N/A*          N/A*
AIM V.I. Value Fund ................................               N/A*            N/A*         N/A*          N/A*
Alliance Growth and Income Portfolio ...............               N/A*            N/A*         N/A*          N/A*
Alliance Premier Growth Portfolio ..................               N/A*            N/A*         N/A*          N/A*
Deutsche VIT EAFE Equity Index .....................               N/A*            N/A*         N/A*          N/A*
Deutsche VIT Small Cap Index .......................               N/A*            N/A*         N/A*          N/A*
Fidelity VIP Equity-Income Portfolio ...............             5/1/95           4.84%         N/A          15.47%
Fidelity VIP Growth Portfolio ......................             5/1/95          35.51%         N/A          28.04%
Fidelity VIP High Income Portfolio .................             5/1/95           6.64%         N/A           8.11%
Fidelity VIP II Contrafund Portfolio ...............               N/A*            N/A*         N/A*          N/A*
Fidelity VIP III Growth & Income Portfolio .........               N/A*            N/A*         N/A*          N/A*
Fidelity VIP III Mid Cap Portfolio .................               N/A*            N/A*         N/A*          N/A*
Franklin Small Cap Fund ............................               N/A*            N/A*         N/A*          N/A*
Mutual Shares Securities Fund ......................               N/A*            N/A*         N/A*          N/A*
Templeton Pacific Growth Securities Fund ...........               N/A*            N/A*         N/A*          N/A*
INVESCO VIF Dynamics Fund ..........................               N/A*            N/A*         N/A*          N/A*
INVESCO VIF Health Sciences Fund ...................               N/A*            N/A*         N/A*          N/A*
Janus Aspen Aggressive Growth Portfolio ............               N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth Portfolio .......................               N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth and Income Portfolio ............               N/A*            N/A*         N/A*          N/A*
Janus Aspen International Growth Portfolio .........               N/A*            N/A*         N/A*          N/A*
KVS Dreman Financial Services Portfolio ............               N/A*            N/A*         N/A*          N/A*
Kemper Technology Growth Portfolio .................               N/A*            N/A*         N/A*          N/A*
T. Rowe Price International Stock Portfolio ........             5/1/95          31.46%         N/A          13.91%
-------------------------------------------------------------------------------------------------------------------------

*This is a new Sub-Account so there are no historical figures available.

                                                    TABLE 2A
                                    AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                        SINCE INCEPTION OF UNDERLYING FUND
                                 (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

---------------------------------------------------------------------------------------------------------------------
                                                                                                     10 YEARS OR
                                                        UNDERLYING        FOR YEAR                 SINCE INCEPTION
                                                           FUND            ENDED                  OF UNDERLYING FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99     5 YEARS         IF LESS
---------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund ..............................      9/28/90          12.22%       25.75%          18.82%
AIT Money Market Fund ..............................      4/29/85          -2.48%       3.32%           3.61%
AIT Select Aggressive Growth Fund ..................      8/21/92          29.87%       21.08%          18.77%
AIT Select Capital Appreciation Fund ...............      4/28/95          16.93%        N/A            19.25%
AIT Select Emerging Markets Fund ...................      2/20/98          56.87%        N/A            10.65%
AIT Select Growth Fund .............................      8/21/92          21.11%       26.80%          18.59%
AIT Select Growth and Income Fund ..................      8/21/92          9.89%        19.44%          13.98%
AIT Select International Equity Fund ...............      5/2/94           23.04%       16.30%          13.37%
AIT Select Investment Grade Income Fund ............      4/29/85          -8.07%       5.40%           6.18%
AIT Select Strategic Growth Fund ...................      2/20/98          7.90%         N/A            2.26%
AIT Select Strategic Income Fund ...................      7/1/00            N/A          N/A             N/A
AIT Select Value Opportunity Fund ..................      4/30/93         -11.57%       11.56%          9.93%
AIM V.I. Aggressive Growth Fund ....................      5/1/98           36.14%        N/A            18.54%
AIM V.I. Blue Chip Fund ............................     12/30/99           N/A          N/A             N/A
AIM V.I. Value Fund ................................      5/5/93           21.58%       25.20%          21.14%
Alliance Growth and Income Portfolio* ..............      1/14/91          3.12%        21.59%          13.55%
Alliance Premier Growth Portfolio* .................      6/26/92          23.63%       33.59%          24.07%
Deutsche VIT EAFE Equity Index .....................      8/26/97          19.31%        N/A            13.17%
Deutsche VIT Small Cap Index .......................      8/25/97          11.97%        N/A            5.49%
Fidelity VIP Equity-Income Portfolio ...............      10/9/86          -1.52%       16.51%          12.86%
Fidelity VIP Growth Portfolio ......................      10/9/86          28.81%       27.59%          18.16%
Fidelity VIP High Income Portfolio .................      9/19/85          0.18%        8.74%           10.74%
Fidelity VIP II Contrafund Portfolio ...............      1/3/95           16.01%        N/A            25.62%
Fidelity VIP III Growth & Income Portfolio .........     12/31/96          1.34%         N/A            19.26%
Fidelity VIP III Mid Cap Portfolio .................     12/28/98          40.45%        N/A            42.45%
Franklin Small Cap Fund* ...........................      11/1/95          87.18%        N/A            27.38%
Mutual Shares Securities Fund* .....................      11/8/96          5.03%         N/A            7.18%
Templeton Pacific Growth Securities Fund* ..........      1/27/92          28.28%       -3.92%          0.70%
INVESCO VIF Dynamics Fund ..........................      8/25/97          46.92%        N/A            27.81%
INVESCO VIF Health Sciences Fund ...................      5/22/97          -2.65%        N/A            17.54%
Janus Aspen Aggressive Growth Portfolio* ...........      9/13/93         115.17%       33.79%          31.86%
Janus Aspen Growth Portfolio* ......................      9/13/93          35.13%       27.50%          21.87%
Janus Aspen Growth and Income Portfolio* ...........      5/1/98           64.66%        N/A            49.29%
Janus Aspen International Growth Portfolio* ........      5/2/94           72.76%       30.84%          25.75%
KVS Dreman Financial Services Portfolio ............      5/4/98          -11.87%        N/A            -9.34%
Kemper Technology Growth Portfolio .................      5/3/99            N/A          N/A            68.70%
T. Rowe Price International Stock Portfolio ........      3/31/94          24.80%       13.12%          11.53%
---------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                                     TABLE 2B
                             SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                                       FOR PERIODS ENDING DECEMBER 31, 1999
                                        SINCE INCEPTION OF UNDERLYING FUND
                          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

------------------------------------------------------------------------------------------------------------------
                                                                                                   10 YEARS OR
                                                                                                 SINCE INCEPTION
                                                      UNDERLYING FUND     FOR YEAR                OF UNDERLYING
                                                      INCEPTION DATE       ENDED                       FUND
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                                  12/31/99    5 YEARS         IF LESS
------------------------------------------------------------------------------------------------------------------
AIT Equity Index Fund ..............................      9/28/90          18.72%      25.99%         18.82%
AIT Money Market Fund ..............................      4/29/85          3.71%        4.00%         3.78%
AIT Select Aggressive Growth Fund ..................      8/21/92          36.72%      21.63%         19.03%
AIT Select Capital Appreciation Fund ...............      4/28/95          23.61%        N/A          19.72%
AIT Select Emerging Markets Fund ...................      2/20/98          63.41%        N/A          13.62%
AIT Select Growth Fund .............................      8/21/92          27.99%      27.29%         18.89%
AIT Select Growth and Income Fund ..................      8/21/92          16.77%      20.02%         14.31%
AIT Select International Equity Fund ...............      5/2/94           29.87%      16.91%         13.88%
AIT Select Investment Grade Income Fund ............      4/29/85          -2.35%       5.89%         6.18%
AIT Select Strategic Growth Fund ...................      2/20/98          14.44%        N/A          5.40%
AIT Select Strategic Income Fund ...................      7/1/00            N/A          N/A           N/A
AIT Select Value Opportunity Fund ..................      4/30/93          -6.03%      11.96%         10.03%
AIM V.I. Aggressive Growth Fund ....................      5/1/98           42.64%        N/A          21.99%
AIM V.I. Blue Chip Fund ............................     12/30/99           N/A          N/A           N/A
AIM V.I. Value Fund ................................      5/5/93           28.08%      25.45%         21.25%
Alliance Growth and Income Portfolio* ..............      1/14/91          9.53%       21.86%         13.56%
Alliance Premier Growth Portfolio* .................      6/26/92          30.64%      34.34%         24.77%
Deutsche VIT EAFE Equity Index .....................      8/26/97          18.47%        N/A          7.84%
Deutsche VIT Small Cap Index .......................      8/25/97          18.48%        N/A          7.85%
Fidelity VIP Equity-Income Portfolio ...............      10/9/86          4.84%       16.97%         13.00%
Fidelity VIP Growth Portfolio ......................      10/9/86          35.52%      27.94%         18.28%
Fidelity VIP High Income Portfolio .................      9/19/85          6.64%        9.34%         10.88%
Fidelity VIP II Contrafund Portfolio ...............      1/3/95           22.51%        N/A          25.94%
Fidelity VIP III Growth & Income Portfolio .........     12/31/96          7.64%         N/A          20.43%
Fidelity VIP III Mid Cap Portfolio .................     12/28/98          46.95%        N/A          48.90%
Franklin Small Cap Fund* ...........................      11/1/95          93.69%        N/A          27.83%
Mutual Shares Securities Fund* .....................      11/8/96          11.53%        N/A          8.54%
Templeton Pacific Growth Securities Fund* ..........      1/27/92          34.79%      -3.39%         0.82%
INVESCO VIF Dynamics Fund ..........................      8/25/97          53.43%        N/A          29.64%
INVESCO VIF Health Sciences Fund ...................      5/22/97          3.40%         N/A          19.30%
Janus Aspen Aggressive Growth Portfolio* ...........      9/13/93         121.67%      33.98%         31.94%
Janus Aspen Growth Portfolio* ......................      9/13/93          41.63%      27.74%         21.99%
Janus Aspen Growth and Income Portfolio* ...........      5/1/98           71.17%        N/A          52.26%
Janus Aspen International Growth Portfolio* ........      5/2/94           79.26%      31.05%         25.93%
KVS Dreman Financial Services Portfolio ............      5/4/98           -6.38%        N/A          -5.98%
Kemper Technology Growth Portfolio .................      5/3/99            N/A          N/A          75.21%
T. Rowe Price International Stock Portfolio ........      3/31/94          31.46%      13.61%         11.87%
------------------------------------------------------------------------------------------------------------------

* These funds include a charge for 12b-1 fees ("Class 2 shares"). These hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but increased to reflect the effect of the 12b-1 fee on Class 2 shares performance.

                                       ***

The expense examples under APPENDIX F - DIFFERENCES UNDER THE ALLMERICA SELECT RESOURCE I CONTRACT are being replaced in their entirety with the following:

8. Because of the differences between the free withdrawal provisions and the application of the Contract fee, the following examples apply to the Allmerica Select Resource I contract rather than the examples on pages 8, 9 and 10 of this prospectus:

      1(a) WITH SURRENDER CHARGE                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
      --------------------------                                   ------     -------     -------     --------
      AIT Equity Index Fund .................................       $77         $102        $125        $213
      AIT Money Market Fund .................................       $76         $100        $121        $206
      AIT Select Aggressive Growth Fund .....................       $82         $117        $151        $267
      AIT Select Capital Appreciation Fund ..................       $83         $120        $156        $277
      AIT Select Emerging Markets Fund ......................       $93         $149        $203        $367
      AIT Select Growth Fund ................................       $82         $116        $149        $263
      AIT Select Growth and Income Fund .....................       $81         $114        $145        $253
      AIT Select International Equity Fund ..................       $84         $122        $159        $282
      AIT Select Investment Grade Income Fund ...............       $78         $106        $132        $229
      AIT Select Strategic Growth Fund ......................       $85         $127        $168        $299
      AIT Select Strategic Income Fund ......................       $81         $114        $146        $256
      AIT Select Value Opportunity Fund .....................       $83         $120        $156        $277
      AIM V.I. Aggressive Growth Fund .......................       $85         $127        $167        $298
      AIM V.I. Blue Chip Fund ...............................       $86         $130        $173        $309
      AIM V.I. Value Fund ...................................       $81         $114        $146        $255
      Alliance Growth and Income Portfolio ..................       $83         $120        $156        $277
      Alliance Premier Growth Portfolio .....................       $86         $130        $172        $308
      Deutsche VIT EAFE Equity Index ........................       $80         $111        $140        $244
      Deutsche VIT Small Cap Index ..........................       $78         $105        $130        $223
      Fidelity VIP Equity-Income Portfolio ..................       $79         $108        $136        $236
      Fidelity VIP Growth Portfolio .........................       $80         $111        $141        $245
      Fidelity VIP High Income Portfolio ....................       $80         $112        $142        $248
      Fidelity VIP II Contrafund Portfolio ..................       $80         $111        $141        $246
      Fidelity VIP III Growth & Income Portfolio ............       $79         $109        $137        $239
      Fidelity VIP III Mid Cap Portfolio ....................       $83         $120        $156        $277
      Franklin Small Cap Fund ...............................       $84         $124        $161        $287
      Mutual Shares Securities Fund .........................       $84         $124        $161        $287
      Templeton Pacific Growth Securities Fund ..............       $87         $131        $174        $312
      INVESCO VIF Dynamics Fund .............................       $96         $159        $220        $398
      INVESCO VIF Health Sciences Fund ......................       $88         $136        $182        $326
      Janus Aspen Aggressive Growth Portfolio ...............       $83         $119        $154        $272
      Janus Aspen Growth Portfolio ..........................       $83         $119        $154        $272
      Janus Aspen Growth and Income Portfolio ...............       $86         $130        $173        $309
      Janus Aspen International Growth Portfolio ............       $84         $122        $158        $281
      KVS Dreman Financial Services Portfolio ...............       $83         $121        $157        $279
      Kemper Technology Growth Portfolio ....................       $83         $120        $155        $275
      T. Rowe Price International Stock Portfolio ...........       $84         $123        $160        $285

1(b) WITH SURRENDER CHARGE AND WITH ELECTION OF A MINIMUM
GUARANTEED ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR
WAITING PERIOD                                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------                                               ------     -------     -------      --------
AIT Equity Index Fund .......................................  $79         $109        $137        $239
AIT Money Market Fund .......................................  $79         $107        $134        $233
AIT Select Aggressive Growth Fund ...........................  $85         $125        $164        $291
AIT Select Capital Appreciation Fund ........................  $86         $128        $169        $301
AIT Select Emerging Markets Fund ............................  $95         $156        $215        $389
AIT Select Growth Fund ......................................  $84         $124        $162        $288
AIT Select Growth and Income Fund ...........................  $83         $121        $157        $279
AIT Select International Equity Fund ........................  $86         $129        $171        $306
AIT Select Investment Grade Income Fund .....................  $81         $114        $145        $254
AIT Select Strategic Growth Fund ............................  $88         $135        $180        $323
AIT Select Strategic Income Fund ............................  $84         $122        $159        $282
AIT Select Value Opportunity Fund ...........................  $86         $128        $169        $301
AIM V.I. Aggressive Growth Fund .............................  $88         $135        $180        $322
AIM V.I. Blue Chip Fund .....................................  $89         $138        $185        $333
AIM V.I. Value Fund .........................................  $84         $122        $158        $281
Alliance Growth and Income Portfolio ........................  $86         $128        $169        $301
Alliance Premier Growth Portfolio ...........................  $89         $138        $184        $332
Deutsche VIT EAFE Equity Index ..............................  $82         $118        $153        $270
Deutsche VIT Small Cap Index ................................  $80         $112        $143        $249
Fidelity VIP Equity-Income Portfolio ........................  $82         $116        $149        $262
Fidelity VIP Growth Portfolio ...............................  $83         $119        $153        $271
Fidelity VIP High Income Portfolio ..........................  $83         $120        $155        $274
Fidelity VIP II Contrafund Portfolio ........................  $83         $119        $154        $272
Fidelity VIP III Growth & Income Portfolio ..................  $82         $117        $150        $265
Fidelity VIP III Mid Cap Portfolio ..........................  $86         $128        $169        $301
Franklin Small Cap Fund .....................................  $87         $131        $174        $311
Mutual Shares Securities Fund ...............................  $87         $131        $174        $311
Templeton Pacific Growth Securities Fund ....................  $89         $139        $186        $336
INVESCO VIF Dynamics Fund ...................................  $99         $166        $231        $420
INVESCO VIF Health Sciences Fund ............................  $91         $143        $194        $349
Janus Aspen Aggressive Growth Portfolio .....................  $85         $127        $166        $296
Janus Aspen Growth Portfolio ................................  $85         $127        $166        $296
Janus Aspen Growth and Income Portfolio .....................  $89         $138        $185        $333
Janus Aspen International Growth Portfolio ..................  $86         $129        $171        $305
KVS Dreman Financial Services Portfolio .....................  $86         $129        $170        $303
Kemper Technology Growth Portfolio ..........................  $85         $127        $168        $299
T. Rowe Price International Stock Portfolio .................  $86         $130        $173        $309

2(a) WITHOUT SURRENDER CHARGE                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------                                 ------     -------     -------     --------
AIT Equity Index Fund ....................................     $18         $57         $98         $213
AIT Money Market Fund ....................................     $18         $55         $95         $206
AIT Select Aggressive Growth Fund ........................     $24         $73         $125        $267
AIT Select Capital Appreciation Fund .....................     $25         $76         $130        $277
AIT Select Emerging Markets Fund .........................     $34        $104         $176        $367
AIT Select Growth Fund ...................................     $23         $72         $123        $263
AIT Select Growth and Income Fund ........................     $22         $69         $118        $253
AIT Select International Equity Fund .....................     $25         $77         $132        $282
AIT Select Investment Grade Income Fund ..................     $20         $62         $106        $229
AIT Select Strategic Growth Fund .........................     $27         $83         $141        $299
AIT Select Strategic Income Fund .........................     $23         $70         $119        $256
AIT Select Value Opportunity Fund ........................     $25         $76         $130        $277
AIM V.I. Aggressive Growth Fund ..........................     $27         $82         $141        $298
AIM V.I. Blue Chip Fund ..................................     $28         $86         $146        $309
AIM V.I. Value Fund ......................................     $23         $69         $119        $255
Alliance Growth and Income Portfolio .....................     $25         $76         $130        $277
Alliance Premier Growth Portfolio ........................     $28         $85         $145        $308
Deutsche VIT EAFE Equity Index ...........................     $21         $66         $113        $244
Deutsche VIT Small Cap Index .............................     $19         $60         $103        $223
Fidelity VIP Equity-Income Portfolio .....................     $21         $64         $109        $236
Fidelity VIP Growth Portfolio ............................     $22         $66         $114        $245
Fidelity VIP High Income Portfolio .......................     $22         $67         $115        $248
Fidelity VIP II Contrafund Portfolio .....................     $22         $67         $114        $246
Fidelity VIP III Growth & Income Portfolio ...............     $21         $65         $111        $239
Fidelity VIP III Mid Cap Portfolio .......................     $25         $76         $130        $277
Franklin Small Cap Fund ..................................     $26         $79         $135        $287
Mutual Shares Securities Fund ............................     $26         $79         $135        $287
Templeton Pacific Growth Securities Fund .................     $28         $87         $147        $312
INVESCO VIF Dynamics Fund ................................     $38        $114         $193        $398
INVESCO VIF Health Sciences Fund .........................     $30         $91         $155        $326
Janus Aspen Aggressive Growth Portfolio ..................     $24         $74         $127        $272
Janus Aspen Growth Portfolio .............................     $24         $74         $127        $272
Janus Aspen Growth and Income Portfolio ..................     $28         $86         $146        $309
Janus Aspen International Growth Portfolio ...............     $25         $77         $132        $281
KVS Dreman Financial Services Portfolio ..................     $25         $76         $131        $279
Kemper Technology Growth Portfolio .......................     $24         $75         $129        $275
T. Rowe Price International Stock Portfolio ..............     $25         $78         $134        $285

2(B) WITHOUT SURRENDER CHARGE AND WITH ELECTION OF A
MINIMUM GUARANTEED
ANNUITY PAYOUT RIDER(1) WITH A TEN-YEAR WAITING PERIOD        1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------        ------     -------     -------     --------
AIT Equity Index Fund ...................................      $21         $65         $111        $239
AIT Money Market Fund ...................................      $20         $63         $108        $233
AIT Select Aggressive Growth Fund .......................      $26         $80         $137        $291
AIT Select Capital Appreciation Fund ....................      $27         $83         $142        $301
AIT Select Emerging Markets Fund ........................      $37        $111         $188        $389
AIT Select Growth Fund ..................................      $26         $79         $135        $288
AIT Select Growth and Income Fund .......................      $25         $76         $131        $279
AIT Select International Equity Fund ....................      $28         $85         $144        $306
AIT Select Investment Grade Income Fund .................      $22         $69         $118        $254
AIT Select Strategic Growth Fund ........................      $29         $90         $153        $323
AIT Select Strategic Income Fund ........................      $25         $77         $132        $282
AIT Select Value Opportunity Fund .......................      $27         $83         $142        $301
AIM V.I. Aggressive Growth Fund .........................      $29         $90         $153        $322
AIM V.I. Blue Chip Fund .................................      $30         $93         $158        $333
AIM V.I. Value Fund .....................................      $25         $77         $132        $281
Alliance Growth and Income Portfolio ....................      $27         $83         $142        $301
Alliance Premier Growth Portfolio .......................      $30         $93         $158        $332
Deutsche VIT EAFE Equity Index ..........................      $24         $74         $126        $270
Deutsche VIT Small Cap Index ............................      $22         $68         $116        $249
Fidelity VIP Equity-Income Portfolio ....................      $23         $71         $122        $262
Fidelity VIP Growth Portfolio ...........................      $24         $74         $127        $271
Fidelity VIP High Income Portfolio ......................      $24         $75         $128        $274
Fidelity VIP II Contrafund Portfolio ....................      $24         $74         $127        $272
Fidelity VIP III Growth & Income Portfolio ..............      $23         $72         $124        $265
Fidelity VIP III Mid Cap Portfolio ......................      $27         $83         $142        $301
Franklin Small Cap Fund .................................      $28         $86         $147        $311
Mutual Shares Securities Fund ...........................      $28         $86         $147        $311
Templeton Pacific Growth Securities Fund ................      $31         $94         $160        $336
INVESCO VIF Dynamics Fund ...............................      $40        $122         $205        $420
INVESCO VIF Health Sciences Fund ........................      $32         $98         $167        $349
Janus Aspen Aggressive Growth Portfolio .................      $27         $82         $140        $296
Janus Aspen Growth Portfolio ............................      $27         $82         $140        $296
Janus Aspen Growth and Income Portfolio .................      $30         $93         $158        $333
Janus Aspen International Growth Portfolio ..............      $28         $84         $144        $305
KVS Dreman Financial Services Portfolio .................      $27         $84         $143        $303
Kemper Technology Growth Portfolio ......................      $27         $83         $141        $299
T. Rowe Price International Stock Portfolio .............      $28         $86         $146        $309

(1) If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed annuity option rates listed under the Annuity Option Tables in your Contract.

The total contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.060%, and the amount of the contract fee is assumed to be $0.60 in the Examples.


SUPPLEMENT DATED DECEMBER 14, 2000

The Prospectus previously filed in Registrant's Post-Effective Amendment No. 21 on April 21, 2000 is incorporated by reference herein (herein referred to as "Prospectus B").

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

                                       OF

         FLEXIBLE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS
                                 FUNDED THROUGH

                                 SUB-ACCOUNTS OF

                        ALLMERICA SELECT SEPARATE ACCOUNT




THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE ALLMERICA SELECT RESOURCE I AND II PROSPECTUS OF ALLMERICA SELECT SEPARATE ACCOUNT DATED MAY 1, 2000, AS REVISED DECEMBER 14, 2000 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM ANNUITY CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-366-1492.



                 DATED MAY 1, 2000, AS REVISED DECEMBER 14, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY...............................................2

TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE COMPANY................3

SERVICES......................................................................3

UNDERWRITERS..................................................................4

ANNUITY BENEFIT PAYMENTS......................................................4

EXCHANGE OFFER................................................................6

ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM...................8

PERFORMANCE INFORMATION.......................................................8

FINANCIAL STATEMENTS........................................................F-1


                         GENERAL INFORMATION AND HISTORY

Allmerica Select Separate Account (the "Variable Account") is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the "Company") authorized by vote of its Board of Directors on March 2, 1992. The Company is a life insurance company organized under the laws of Delaware in July 1974. Its principal office (the "Principal Office") is located at 440 Lincoln Street, Worcester, Massachusetts 01653, telephone (508) 855-1000. The Company is subject to the laws of the State of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 1999, the Company had over $17 billion in assets and over $26 billion of life insurance in force.

Effective October 1, 1995, the Company changed its name from SMA Life Assurance Company to Allmerica Financial Life Insurance and Annuity Company. The Company is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") which, in turn, is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). First Allmerica, originally organized under the laws of Massachusetts in 1844 as a mutual life insurance company, and known as State Mutual Life Assurance Company of America, converted to a stock life insurance company and adopted its present name on October 16, 1995. First Allmerica is among the five oldest life insurance companies in America. As of December 31, 1999, First Allmerica and its subsidiaries (including the Company) had over $25 billion in combined assets and over $43 billion in life insurance in force.

Currently, 37 Sub-Accounts of the Variable Account are available under the Allmerica Select Resource II contract and the Allmerica Select Resource I contract, a predecessor contract no longer being sold (the "Contract"). Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, Deutsche VIT, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, and T. Rowe Price, are open-end, diversified management investment companies. Twelve different funds of AIT are available under the Contract: the Equity Index Fund, Money Market Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Emerging Markets Fund, Select Growth Fund, Select Growth and Income Fund, Select International Equity Fund, Select Investment Grade Income Fund, Select Strategic Growth Fund, Select Strategic Income Fund and Select Value Opportunity Fund. Three funds of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund, AIM V.I. Blue Chip Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Two funds of Deutsche VIT are available under the Contract: the Deutsche VIT EAFE Equity Index and the Deutsche VIT Small Cap Index. Three portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio and the Fidelity VIP High Income Portfolio. One portfolio of Fidelity VIP II is available under the Contract: the Fidelity VIP II Contrafund Portfolio. Two Fidelity VIP III portfolios are available under the Contract: the Fidelity VIP III Growth & Income Portfolio and the Fidelity VIP III Mid Cap Portfolio. Three FT VIP funds are available under the Contract: the Franklin Small Cap Fund, Mutual Shares Securities Fund and the Templeton Pacific Growth Securities Fund. Two funds of INVESCO VIF are available under the Contract: the INVESCO VIF Dynamics Fund and the INVESCO VIF Health Sciences Fund. Four Janus Aspen portfolios are available under the Contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Growth and Income Portfolio and the Janus Aspen International Growth Portfolio. Two KVS portfolios are available under the Contract: the KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund and portfolio available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.

                     TAXATION OF THE CONTRACT, THE VARIABLE
                             ACCOUNT AND THE COMPANY

The Company currently imposes no charge for taxes payable in connection with the Contract, other than for state and local premium taxes and similar assessments when applicable. The Company reserves the right to impose a charge for any other taxes that may become payable in the future in connection with the Contract or the Variable Account.

The Variable Account is considered to be a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under subchapter L of the Internal Revenue Code (the "Code"), and files a consolidated tax return with its affiliated companies.

The Company reserves the right to make a charge for any effect which the income, assets or existence of the Contract or the Variable Account may have upon its tax. Such charge for taxes, if any, will be assessed on a fair and equitable basis in order to preserve equity among classes of Contract Owners ("Owners"). The Variable Account presently is not subject to tax.

                                    SERVICES

CUSTODIAN OF SECURITIES. The Company serves as custodian of the assets of the Variable Account. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. A Sub-Account's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.

EXPERTS. The financial statements of the Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, and the financial statements of the Allmerica Select Separate Account of the Company as of December 31, 1999 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                                  UNDERWRITERS

Allmerica Investments, Inc. ("Allmerica Investments"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"), serves as principal underwriter and general distributor for the Contract pursuant to a contract with Allmerica Investments, the Company and the Variable Account. Allmerica Investments distributes the Contract on a best-efforts basis. Allmerica Investments, Inc., 440 Lincoln Street, Worcester, Massachusetts 01653 was organized in 1969 as a wholly owned subsidiary of First Allmerica and presently is indirectly wholly owned by First Allmerica.

The Contract offered by this Prospectus is offered continuously, and may be purchased from certain independent broker-dealers which are NASD members and whose representatives are authorized by applicable law to sell variable annuity contracts.

All persons selling the Contract are required to be licensed by their respective state insurance authorities for the sale of variable annuity contracts. The Company pays commissions, not to exceed 7.0% of purchase payments, to entities which sell the Contract. To the extent permitted by NASD rules, promotional incentives or payments also may be provided to such entities based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature and similar services.

Commissions paid by the Company do not result in any charge to Owners or to the Variable Account in addition to the charges described under "CHARGES AND DEDUCTIONS" in the Prospectus. The Company intends to recoup the commission and other sales expense through a combination of anticipated surrender, withdrawal and/or annuitization charges, profits from the Company's general account, including the investment earnings on amounts allocated to accumulate on a fixed basis in excess of the interest credited on fixed accumulations by the Company, and the profit, if any, from the mortality and expense risk charge.

The aggregate amounts of commissions paid to Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999 were $25,862,219, $31,179,269 and $29,686,895.

No commissions were retained by Allmerica Investments for sales of all contracts funded by Allmerica Select Separate Account (including contracts not described in the Prospectus) for the years 1997, 1998 and 1999.

                            ANNUITY BENEFIT PAYMENTS

The method by which the Accumulated Value under the Contract is determined is described in detail under "Computation of Values" in the Prospectus.

ILLUSTRATION OF ACCUMULATION UNIT CALCULATION USING HYPOTHETICAL EXAMPLE. The Accumulation Unit calculation for a daily Valuation Period may be illustrated by the following hypothetical example: Assume that the assets of a Sub-Account at the beginning of a one-day Valuation Period were $5,000,000; that the value of an Accumulation Unit on the previous date was $1.135000; and that during the Valuation Period, the investment income and net realized and unrealized capital gains exceed net realized and unrealized capital losses by $1,675. The Accumulation Unit Value at the end of the current Valuation Period would be calculated as follows:

(1)  Accumulation Unit Value -- Previous Valuation Period........................................$ 1.135000

(2)  Value of Assets -- Beginning of Valuation Period............................................$5,000,000

(3)  Excess of Investment Income and Net Gains Over Capital Losses...................................$1,675

(4)  Adjusted Gross Investment Rate for the Valuation Period (3) divided by ( 2)...................0.000335

(5)  Annual Charge (one-day equivalent of 1.40% per annum).........................................0.000039

(6)  Net Investment Rate (4)  - (5)................................................................0.000296

(7)  Net Investment Factor 1.000000 + (6)..........................................................1.000296

(8)  Accumulation Unit Value -- Current Period (1) x (7).........................................$ 1.135336

Conversely, if unrealized capital losses and charges for expenses and taxes exceeded investment income and net realized capital gains of $1,675, the Accumulation Unit Value at the end of the Valuation Period would have been $1.134576.

The method for determining the amount of annuity benefit payments is described in detail under "Annuity Benefit Payments" in the Prospectus.

ILLUSTRATION OF VARIABLE ANNUITY BENEFIT PAYMENT CALCULATION USING HYPOTHETICAL EXAMPLE. The determination of the Annuity Unit value and the variable annuity benefit payment may be illustrated by the following hypothetical example: Assume an Annuitant has 40,000 Accumulation Units in a Variable Account, and that the value of an Accumulation Unit on the Valuation Date used to determine the amount of the first variable annuity benefit payment is $1.120000. Therefore, the Accumulated Value of the Contract is $44,800 (40,000 x $1.120000). Assume also that the Owner elects an option for which the first monthly payment is $6.57 per $1,000 of Accumulated Value applied. Assuming no premium tax or surrender charge, the first monthly payment would be $44.80 ($44,800 divided by $1,000) multiplied by $6.57, or $294.34.

Next, assume that the Annuity Unit Value for the assumed interest rate of 3.5% per annum for the Valuation Date as of which the first payment was calculated was $1.100000. Annuity Unit Values will not be the same as Accumulation Unit Values because the former reflect the 3.5% assumed interest rate used in the annuity rate calculations. When the Annuity Unit Value of $1.100000 is divided into the first monthly payment, the number of Annuity Units represented by that payment is determined to be 267.5818. The value of this same number of Annuity Units will be paid in each subsequent month under most options. Assume further that the net investment factor for the Valuation Period applicable to the next annuity benefit payment is 1.000190. Multiplying this factor by .999906 (the one-day adjustment factor for the assumed interest rate of 3.5% per annum) produces a factor of 1.000096. This then is multiplied by the Annuity Unit Value on the immediately preceding Valuation Date (assumed here to be $1.105000). The result is an Annuity Unit Value of $1.105106 for the current monthly payment. The current monthly payment then is determined by multiplying the number of Annuity Units by the current Annuity Unit Value, or 267.5818 times $1.105106, which produces a current monthly payment of $295.71.

METHOD FOR DETERMINING COMMUTED VALUE ON VARIABLE ANNUITY PERIOD CERTAIN OPTIONS AND ILLUSTRATION USING HYPOTHETICAL EXAMPLE. The Contract offers both commutable and non-commutable fixed period certain annuity options and commutable variable period certain annuity options. A commutable option gives the Annuitant the right to exchange any remaining payments for a lump sum payment based on the commuted value. The Commuted Value is the present value of remaining payments calculated at 3.5% interest. The determination of the Commuted Value may be illustrated by the following hypothetical example.

Assume a commutable period certain option is elected. The number of Annuity Units on which each payment is based would be calculated using the Surrender Value less any premium tax rather than the Accumulated Value. Assume this results in 250.0000 Annuity Units. Assume the Commuted Value is requested with 60 monthly payments remaining and a current Annuity Unit Value of $1.200000. Based on these assumptions, the dollar amount of remaining payments would be $300 a month for 60 months. The present value at 3.5% of all remaining payments would be $16,560.72.

                                 EXCHANGE OFFER

A.   VARIABLE ANNUITY CONTRACT EXCHANGE OFFER

The Company will permit Owners of certain variable annuity contracts, described below, to exchange their contracts at net asset value for the variable annuity contract described in the Prospectus, which is issued on Form No. A3025-96 or a state variation thereof ("new Contract"). The Company reserves the right to suspend this exchange offer at any time.

This offer applies to the exchange of the Company's Elective Payment Variable Annuity contracts issued on Forms A3012-79 and A3013-79 ("Elective Payment Exchanged Contract," all such contracts having numbers with a "JQ" or "JN" prefix), and Single Payment Variable Annuity contracts issued on Forms A3014-79 and A3015-79 ("Single Payment Exchanged Contract," all such contracts having numbers with a "KQ" or "KN" prefix). These contracts are referred to collectively as the "Exchanged Contract." To effect an exchange, the Company should receive (1) a completed application for the new Contract, (2) the contract being exchanged, and (3) a signed Letter of Awareness.

SURRENDER CHARGE COMPUTATION. No surrender charge otherwise applicable to the Exchanged Contract will be assessed as a result of the exchange. Instead, the surrender charge under the new Contract will be computed as if the payments that had been made to the Exchanged Contract were made to the new Contract, as of the date of issue of the Exchanged Contract. Any additional payments to the new Contract after the exchange will be subject to the surrender charge computation outlined in the new Contract and the Prospectus; i.e., the charge will be computed based on the number of years that the additional payment (or portion of that payment) that is being withdrawn has been credited to the new Contract.

SUMMARY OF DIFFERENCES BETWEEN THE EXCHANGED CONTRACT AND THE NEW CONTRACT. The new Contract and the Exchanged Contract differ substantially as summarized below. There may be additional differences important to a person considering an exchange, and the Prospectuses for the new Contract and the Exchanged Contract should be reviewed carefully before the exchange request is submitted to the Company.

SURRENDER CHARGE. The surrender charge under the new Contract, as described in the Prospectus, imposes higher charge percentages against the excess amount redeemed than the Exchanged Contract and, in the case of a Single Payment Exchanged Contract, applies the charge for a greater number of years. In addition, if an Elective Payment Exchanged Contract was issued more than nine years before the date of an exchange under this offer, additional payments to the Exchanged Contract would not be subject to a surrender charge. New payments to the new Contract may be subject to a charge if withdrawn prior to the surrender charge period described in the Prospectus.

CONTRACT FEE. Under the new Contract, the Company deducts a $30 fee on each Contract anniversary and at surrender if the Accumulated Value is less than $50,000. This fee is waived if the new Contract is part of a 401(k) plan. No Contract fees are charged on the Single Payment Exchanged Contract. A $9 semi-annual fee is charged on the Elective Payment Variable Exchanged Contract if the Accumulated Value is $10,000 or less.

VARIABLE ACCOUNT ADMINISTRATIVE EXPENSE CHARGE. Under the new Contract, the Company assesses each Sub-Account a daily administrative expense charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. No administrative expense charge based on a percentage of Sub-Account assets is imposed under the Exchanged Contract.

TRANSFER CHARGE. No charge for transfers is imposed under the Exchanged Contract. Currently, no transfer charge is imposed under the new Contract; however, the Company reserves the right to assess a charge not to exceed $25 for each transfer after the twelfth in any Contract year.

ANNUITY TABLES. The Exchanged Contract contains higher guaranteed annuity rates.

INVESTMENTS. Accumulated Values and payments under the new Contract may be allocated to significantly more investment options than are available under the Exchanged Contract.

DEATH BENEFIT. The Exchanged Contract offers a death benefit that is guaranteed to be the greater of a Contract's Accumulated Value or gross payments made (less withdrawals). At the time an exchange is processed, the Accumulated Value of the Exchanged Contract becomes the "payment" for the new Contract.

Therefore, prior purchase payments made under the Exchanged Contract (if higher than the Exchanged Contract's Accumulated Value) no longer are a basis for determining the death benefit under the new Contract. Consequently, whether the initial minimum death benefit under the new Contract is greater than, equal to, or less than, the death benefit of the Exchanged Contract depends on whether the Accumulated Value transferred to the new Contract is greater than, equal to, or less than, the gross payments under the Exchanged Contract. In addition, under the Exchanged Contract, the amount of any prior withdrawals is subtracted from the value of the death benefit. Under the new Contract, where there is a reduction in the death benefit amount due to a prior withdrawal, the value of the death benefit is reduced in the same proportion that the new Contract's Accumulated Value was reduced on the date of the withdrawal.

B.   FIXED ANNUITY EXCHANGE OFFER

This exchange offer also applies to all fixed annuity contracts issued by the Company's subsidiary, AFLIAC. A fixed annuity contract to which this exchange offer applies may be exchanged at net asset value for the Contract described in this Prospectus, subject to the same provisions for effecting the exchange and for applying the new Contract's surrender charge as described above for variable annuity contracts. This Prospectus should be read carefully before making such exchange. Unlike a fixed annuity, the new Contract's value is not guaranteed and will vary depending on the investment performance of the Underlying Funds to which it is allocated. The new Contract has a different charge structure than a fixed annuity contract, which includes not only a surrender charge that may vary from that of the class of contracts to which the exchanged fixed contract belongs, but also Contract fees, mortality and expense risk charges (for the Company's assumption of certain mortality and expense risks), administrative expense charges, transfer charges (for transfers permitted among Sub-Accounts and the Fixed Account), and expenses incurred by the Underlying Funds. Additionally, the interest rates offered under the Fixed Account of the new Contract and the Annuity Tables for determining minimum annuity benefit payments may be different from those offered under the exchanged fixed contract.

C.   EXERCISE OF "FREE-LOOK PROVISION" AFTER ANY EXCHANGE

Persons who, under the terms of this exchange offer, exchange their contract for the new Contract and subsequently cancel the new Contract within the time permitted, as described in the sections of this Prospectus captioned "Right to Cancel Individual Retirement Annuity" and "Right to Cancel All Other Contracts," will have their exchanged contract automatically reinstated as of the date of cancellation. The refunded amount will be applied as the new current Accumulated Value under the reinstated contract, which may be more or less than it would have been had no exchange and reinstatement occurred. The refunded amount will be allocated initially among the Fixed Account and Sub-Accounts of the reinstated contract in the same proportion that the value in the Fixed Account and the value in each Sub-Account bore to the transferred Accumulated Value on the date of the exchange of the contract for the new Contract. For purposes of calculating any surrender charge under the reinstated contract, the reinstated contract will be deemed to have been issued and to have received past purchase payments as if there had been no exchange.

           ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING) PROGRAM

To the extent permitted by law, the Company reserves the right to offer an Enhanced Automatic Transfer (Dollar Cost Averaging) Program from time to time. If an Owner elects automatic transfers while the enhanced program is in effect, the Company will credit an enhanced interest rate to eligible payments made to the Enhanced Automatic Transfer Program. Eligible payments:

o        must be new payments to the Contract, including the initial payment,

o must be allocated to the Fixed Account, which will be the source account,

o must be automatically transferred out of the Fixed Account to one or more Sub-Accounts over a specified time period and

o        will receive the enhanced rate while they remain in the Fixed Account.

Any new eligible payments made to an existing Enhanced Automatic Transfer program will start a new Enhanced Automatic Transfer program. In this case, the following rules apply:

o The money remaining in the Fixed Account from the original program will be combined with the new eligible payment to determine the new monthly transfer amount.

o The new monthly transfer amount will be transferred out of the Fixed Account in accordance with the allocation instructions specified for the new payment. If no allocation instructions are specified with the new eligible payment, the allocation instructions for the original eligible payment will be used. The new monthly transfer amount will be transferred out of the Fixed Account on a LIFO (last-in, first-out basis) to the selected Sub-Accounts on the date designated for the new eligible payment.

o A new enhanced interest rate may be applied to the new eligible payment, while the money remaining in the Fixed Account from the original program will continue to receive the enhanced rate in effect at the time the older payment was received.

                             PERFORMANCE INFORMATION

Performance information for a Sub-Account may be compared, in reports and promotional literature, to certain indices described in the Prospectus under "PERFORMANCE INFORMATION." In addition, the Company may provide advertising, sales literature, periodic publications or other material information on various topics of interest to Owners and prospective Owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the Contract and the characteristics of and market for such financial instruments. Total return data and supplemental total return information may be advertised based on the period of time that an Underlying Fund and/or an underlying Sub-Account have been in existence, even if longer than the period of time that the Contract has been offered. The results for any period prior to a Contract being offered will be calculated as if the Contract had been offered during that period of time, with all charges assumed to be those applicable to the Contract.

TOTAL RETURN

"Total Return" refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period, reduced by the Sub-Account's asset charge and any applicable surrender charge which would be assessed upon complete withdrawal of the investment.

Total Return figures are calculated by standardized methods prescribed by rules of the Securities and Exchange Commission ("SEC"). The quotations are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redeemable values, according to the following formula:

                 (n)
         P(1 + T)     =    ERV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                ERV   =    the ending redeemable value of the $1,000 payment
                           at the end of the specified period

The calculation of Total Return includes the annual charges against the assets of the Sub-Account. This charge is 1.40% on an annual basis. The calculation of ending redeemable value assumes (1) the Contract was issued at the beginning of the period, and (2) a complete surrender of the Contract at the end of the period. The deduction of the surrender charge, if any, applicable at the end of the period is included in the calculation, according to the following schedule:

       YEARS FROM DATE OF PAYMENT TO        CHARGE AS PERCENTAGE OF NEW
           DATE OF WITHDRAWAL               PURCHASE PAYMENTS WITHDRAWN*
                 0 - 1                                 6.5%
                   2                                   6.0%
                   3                                   5.0%
                   4                                   4.0%
                   5                                   3.0%
                   6                                   2.0%
                   7                                   1.0%
              More than 7                              0.0%

* Subject to the maximum limit described in the Prospectus.

No surrender charge is deducted upon expiration of the periods specified above. In each calendar year, a certain amount (withdrawal without surrender charge amount, as described in the Prospectus) is not subject to the surrender charge.

The calculations of Total Return include the deduction of the $30 annual Contract fee.

SUPPLEMENTAL TOTAL RETURN INFORMATION

The Supplemental Total Return Information in this section refers to the total of the income generated by an investment in a Sub-Account and of the changes of value of the principal invested (due to realized and unrealized capital gains or losses) for a specified period reduced by the Sub-Account's asset charges. It is assumed, however, that the investment is NOT withdrawn at the end of each period.

The quotations of Supplemental Total Return are computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending values, according to the following formula:

                 (n)
         P(1 + T)     =    EV

         Where:   P   =    a hypothetical initial payment to the Variable
                           Account of $1,000

                  T   =    average annual total return

                  n   =    number of years

                 EV   =    the ending value of the $1,000 payment at the end
                           of the specified period

The calculation of Supplemental Total Return reflects the 1.40% annual charge against the assets of the Sub-Accounts. The ending value assumes that the Contract is NOT surrendered at the end of the specified period, and therefore there is no adjustment for the surrender charge that would be applicable if the Contract was surrendered at the end of the period. The calculation of supplemental total return does not include the deduction of the $30 annual Contract fee.

YIELD AND EFFECTIVE YIELD - THE MONEY MARKET SUB-ACCOUNT

Set forth below is yield and effective yield information for the Money Market Sub-Account for the seven-day period ended December 31, 1999:

                  Yield                              4.66%
                  Effective Yield                    4.77%

The yield and effective yield figures are calculated by standardized methods prescribed by rules of the SEC. Under those methods, the yield quotation is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return, and then multiplying the return for a seven-day base period by (365/7), with the resulting yield carried to the nearest hundredth of one percent.

The Money Market Sub-Account computes effective yield by compounding the unannualized base period return by using the formula:

                                                     (365)/7)
         Effective Yield = [ (base period return + 1)        ] - 1

The calculations of yield and effective yield reflect the $30 annual Contract fee.

                              FINANCIAL STATEMENTS

Financial Statements are included for Allmerica Financial Life Insurance and Annuity Company and for its Allmerica Select Separate Account.

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company (the "Company") at December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 1, 2000

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999    1998    1997
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.5  $  0.5  $ 22.8
     Universal life and investment product
       policy fees..............................   328.1   267.4   212.2
     Net investment income......................   150.2   151.3   164.2
     Net realized investment (losses) gains.....    (8.7)   20.0     2.9
     Other income...............................    36.9     0.6     1.4
                                                  ------  ------  ------
         Total revenues.........................   507.0   439.8   403.5
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   173.6   153.9   187.8
     Policy acquisition expenses................    49.8    64.6     2.8
     Sales practice litigation..................    --      21.0    --
     Loss from cession of disability income
       business.................................    --      --      53.9
     Other operating expenses...................   151.3   104.1   101.3
                                                  ------  ------  ------
         Total benefits, losses and expenses....   374.7   343.6   345.8
                                                  ------  ------  ------
 Income before federal income taxes.............   132.3    96.2    57.7
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE
     Current....................................    15.5    22.1    13.9
     Deferred...................................    30.5    11.8     7.1
                                                  ------  ------  ------
         Total federal income tax expense.......    46.0    33.9    21.0
                                                  ------  ------  ------
 Net income.....................................  $ 86.3  $ 62.3  $ 36.7
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        1999       1998
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,354.2 and $1,284.6)............................  $ 1,324.6  $ 1,330.4
     Equity securities at fair value (cost of $25.2 and
       $27.4)............................................       32.6       31.8
     Mortgage loans......................................      223.7      230.0
     Policy loans........................................      166.8      151.5
     Real estate and other long-term investments.........       25.1       23.6
                                                           ---------  ---------
         Total investments...............................    1,772.8    1,767.3
                                                           ---------  ---------
   Cash and cash equivalents.............................      132.9      217.9
   Accrued investment income.............................       36.0       33.5
   Deferred policy acquisition costs.....................    1,156.4      950.5
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      287.2      308.0
   Other assets..........................................       64.8       46.9
   Separate account assets...............................   14,527.9   11,020.4
                                                           ---------  ---------
         Total assets....................................  $17,978.0  $14,344.5
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,274.7  $ 2,284.8
     Outstanding claims and losses.......................       13.7       17.9
     Unearned premiums...................................        2.6        2.7
     Contractholder deposit funds and other policy
       liabilities.......................................       44.3       38.1
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,335.3    2,343.5
                                                           ---------  ---------
   Expenses and taxes payable............................      216.8      146.2
   Reinsurance premiums payable..........................       17.9       45.7
   Deferred federal income taxes.........................       94.8       78.8
   Separate account liabilities..........................   14,527.9   11,020.4
                                                           ---------  ---------
         Total liabilities...............................   17,192.7   13,634.6
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,524 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      423.7      407.9
   Accumulated other comprehensive (loss) income.........       (2.6)      24.1
   Retained earnings.....................................      361.7      275.4
                                                           ---------  ---------
         Total shareholder's equity......................      785.3      709.9
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,978.0  $14,344.5
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     1999     1998     1997
 -------------                                    -------  -------  -------
 COMMON STOCK...................................  $  2.5   $  2.5   $  2.5
                                                  ------   ------   ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............   407.9    386.9    346.3
     Issuance of common stock...................    15.8     21.0     40.6
                                                  ------   ------   ------
     Balance at end of period...................   423.7    407.9    386.9
                                                  ------   ------   ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized (depreciation) appreciation
       on investments:
     Balance at beginning of period.............    24.1     38.5     20.5
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........   (41.1)   (23.4)    27.0
         Benefit (provision) for deferred
           federal income taxes.................    14.4      9.0     (9.0)
                                                  ------   ------   ------
                                                   (26.7)   (14.4)    18.0
                                                  ------   ------   ------
     Balance at end of period...................    (2.6)    24.1     38.5
                                                  ------   ------   ------
 RETAINED EARNINGS
     Balance at beginning of period.............   275.4    213.1    176.4
     Net income.................................    86.3     62.3     36.7
                                                  ------   ------   ------
     Balance at end of period...................   361.7    275.4    213.1
                                                  ------   ------   ------
         Total shareholder's equity.............  $785.3   $709.9   $641.0
                                                  ======   ======   ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999    1998    1997
 -------------                                 ------  ------  ------
 Net income..................................  $ 86.3  $ 62.3  $36.7
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........   (41.1)  (23.4)  27.0
     Benefit (provision) for deferred federal
       income taxes..........................    14.4     9.0   (9.0)
                                               ------  ------  -----
         Other comprehensive (loss) income...   (26.7)  (14.4)  18.0
                                               ------  ------  -----
     Comprehensive income....................  $ 59.6  $ 47.9  $54.7
                                               ======  ======  =====

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  1999     1998     1997
 -------------                                 -------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $  86.3  $  62.3  $  36.7
     Adjustments to reconcile net income to
       net cash used in operating activities:
         Net realized losses/(gains).........      8.7    (20.0)    (2.9)
         Net amortization and depreciation...     (2.3)    (7.1)   --
         Sales practice litigation expense...    --        21.0    --
         Loss from cession of disability
           income business...................    --       --        53.9
         Deferred federal income taxes.......     30.5     11.8      7.1
         Payment related to cession of
           disability income business........    --       --      (207.0)
         Change in deferred acquisition
           costs.............................   (169.7)  (177.8)  (181.3)
         Change in reinsurance premiums
           payable...........................    (31.5)    40.8      3.9
         Change in accrued investment
           income............................     (2.5)     0.7      3.5
         Change in policy liabilities and
           accruals, net.....................     (8.4)   193.1    (72.4)
         Change in reinsurance receivable....     20.7    (56.9)    22.1
         Change in expenses and taxes
           payable...........................     64.1     55.4      0.2
         Other, net..........................    (14.8)   (28.5)    (7.1)
                                               -------  -------  -------
             Net cash (used in) provided by
               operating activities..........    (18.9)    94.8   (343.3)
                                               -------  -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................    330.9    187.0    909.7
     Proceeds from disposals of equity
       securities............................     30.9     53.3      2.4
     Proceeds from disposals of other
       investments...........................      0.8     22.7     23.7
     Proceeds from mortgages matured or
       collected.............................     30.5     60.1     62.9
     Purchase of available-for-sale fixed
       maturities............................   (415.5)  (136.0)  (579.7)
     Purchase of equity securities...........    (20.2)   (30.6)    (3.2)
     Purchase of other investments...........    (44.1)   (22.7)    (9.0)
     Purchase of mortgages...................    --       (58.9)   (70.4)
     Other investing activities, net.........      2.0     (3.9)   --
                                               -------  -------  -------
         Net cash (used in) provided by
           investing activities..............    (84.7)    71.0    336.4
                                               -------  -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     14.6    --       --
     Proceeds from issuance of stock and
       capital paid in.......................      4.0     21.0     19.2
                                               -------  -------  -------
         Net cash provided by financing
           activities........................     18.6     21.0     19.2
                                               -------  -------  -------
 Net change in cash and cash equivalents.....    (85.0)   186.8     12.3
 Cash and cash equivalents, beginning of
  period.....................................    217.9     31.1     18.8
                                               -------  -------  -------
 Cash and cash equivalents, end of period....  $ 132.9  $ 217.9  $  31.1
                                               =======  =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $ --     $ --     $ --
     Income taxes paid.......................  $   4.4  $  36.2  $   5.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management , Inc. ("AAM") and contributed it's ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $35.5 million and total benefits, losses and expenses of $24.4 million. All significant intercompany accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency of Florida Inc., Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

The consolidated financial statements of AFLIAC include the accounts of Somerset Square, Inc., a wholly-owned non-insurance company, which was transferred from SMAFCO effective November 30, 1997 and dissolved as a subsidiary effective November 30, 1998. Its results of operations are included for eleven months of 1998 and for the month of December, 1997.

The statutory stockholder's equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115 ("Statement No. 115"), "Accounting for Certain Investments in Debt and Equity Securities," the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

During 1997, the Company adopted a plan to dispose of all real estate assets. As of December 31, 1999, there was one property remaining in the Company's real estate portfolio, which is being actively marketed. This asset is carried at the estimated fair value less costs of disposal. Depreciation is not recorded on this asset while it is held for disposal.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the valuation allowance for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities and investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed annually and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income, gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3 1/2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest which provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premiums. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management, the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. The Federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, "Accounting for Income Taxes" ("Statement No. 109"). These differences result primarily from policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the year ended December 31, 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges; fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations. This statement is effective for fiscal ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (an indirect wholly-owned subsidiary of Allmerica Financial Corporation) years beginning after June 15, 2000. The Company is currently assessing the impact of adoption of Statement No. 133.

In March 1998, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 98-1, "Accounting for the Cost of Computer Software Developed or Obtained for Internal Use" ("SoP 98-1"). SoP 98-1 requires that certain costs incurred in developing internal-use computer software be capitalized and provides guidance for determining whether computer software is to be considered for internal use. This statement is effective for fiscal years beginning after December 15, 1998. In the second quarter of 1998, the Company adopted SoP 98-1 effective January 1, 1998, resulting in an increase in pre-tax income of $9.8 million through December 31, 1998. The adoption of SOP 98-1 did not have a material effect on the results of operations or financial position for the three months ended March 31, 1998.

In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SoP 97-3"). SoP 97-3 provides guidance when a liability should be recognized for guaranty fund and other assessments and how to measure the liability. This statement allows for the discounting of the liability if the amount and timing of the cash payments are fixed and determinable. In addition, it provides criteria for when an asset may be recognized for a portion or all of the assessment liability or paid assessment that can be recovered through premium tax offsets or policy surcharges. This statement is effective for fiscal years beginning after December 15, 1998. The adoption of this statement had no effect on the results of operations or financial position of the Company.

In June 1997, the FASB issued Statement No. 131, "Disclosures About Segments of an Enterprise and Related Information" ("Statement No. 131"). This statement establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement No. 14, "Financial Reporting for Segments of a Business Enterprise". Statement No. 131 requires that all public enterprises report financial and descriptive information about their reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. This statement is effective for fiscal years beginning after December 15, 1997. AFLIAC consists of one segment, Allmerica Financial Services, which underwrites and distributes variable annuities and variable universal life insurance via retail channels.

In June 1997, the FASB also issued Statement No. 130, "Reporting Comprehensive Income" ("Statement No. 130"). Statement No. 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are to be reported in a financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

other events and circumstances from non-owner sources. This statement is effective for fiscal years beginning after December 15, 1997. The Company adopted Statement No. 130 for the first quarter of 1998, which resulted primarily in reporting unrealized gains and losses on investments in debt and equity securities in comprehensive income.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

During 1999, AFLIAC's parent contributed $11.8 million of additional paid-in capital to the Company in the form of four subsidiaries as disclosed in Note 1A above. These subsidiaries consisted of assets of $22.0 million, of which $14.6 million was cash and cash equivalents, and liabilities of $10.2 million. During 1999, 1998 and 1997, SMAFCO contributed $4.0 million, $21.0 million, and $40.6 million respectively, of additional paid-in capital to the Company. The nature of the 1997 contribution was $19.2 million in cash and $21.4 million in other assets including Somerset Square, Inc.

Effective January 1, 1998, the Company entered into an agreement with a highly rated reinsurer to reinsure the mortality risk on the universal life and variable universal life blocks of business. The agreement did not have a material effect on the results of operations or financial position of the Company.

On April 14, 1997, the Company entered into an agreement in principle to cede substantially all of the Company's individual disability income line of business under a 100% coinsurance agreement with a highly rated reinsurer. The coinsurance agreement became effective October 1, 1997. The transaction has resulted in the recognition of a $53.9 million pre-tax loss in the first quarter of 1997.

3.  INVESTMENTS

A.  SUMMARY OF INVESTMENTS

The Company accounts for its investments, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             1999
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.2     $ 0.2       $--       $    5.4
States and political subdivisions.......      12.4       0.1       --            12.5
Foreign governments.....................      38.6       0.9         0.6         38.9
Corporate fixed maturities..............   1,180.0      10.3        38.9      1,151.4
Mortgage-backed securities..............     118.0       1.1         2.7        116.4
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,354.2     $12.6       $42.2     $1,324.6
                                          ========     =====       =====     ========
Equity securities.......................  $   25.2     $ 7.4       $--       $   32.6
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                             1998
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency securities.......  $    5.8     $ 0.8       $--       $    6.6
States and political subdivisions.......       2.7       0.2       --             2.9
Foreign governments.....................      48.8       1.6         1.5         48.9
Corporate fixed maturities..............   1,096.0      58.0        17.7      1,136.3
Mortgage-backed securities..............     131.3       5.8         1.4        135.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,284.6     $66.4       $20.6     $1,330.4
                                          ========     =====       =====     ========
Equity securities.......................  $   27.4     $ 8.9       $ 4.5     $   31.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will at all times equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 1999, the amortized cost and market value of these assets on deposit in New York were $196.4 million and $193.0 million, respectively. At December 31, 1998, the amortized cost and market value of assets on deposit were $268.5 million and $284.1 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million and $4.2 million were on deposit with various state and governmental authorities at December 31, 1999 and 1998, respectively.

There were no contractual fixed maturity investment commitments at December 31, 1999.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     1999
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $   54.5   $   54.8
Due after one year through five years.......................     349.1      347.2
Due after five years through ten years......................     652.9      637.1
Due after ten years.........................................     297.7      285.5
                                                              --------   --------
Total.......................................................  $1,354.2   $1,324.6
                                                              ========   ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
1999
Net appreciation, beginning of year.........................    $ 16.2       $  7.9      $ 24.1
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------       ------      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------       ------      ------
Net (depreciation) appreciation, end of year................    $(10.4)      $  7.8      $ (2.6)
                                                                ======       ======      ======

1998
Net appreciation, beginning of year.........................    $ 22.1       $ 16.4      $ 38.5
                                                                ------       ------      ------
Net depreciation on available-for-sale securities...........     (16.2)       (14.3)      (30.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       7.1       --             7.1
Benefit from deferred federal income taxes..................       3.2          5.8         9.0
                                                                ------       ------      ------
                                                                  (5.9)        (8.5)      (14.4)
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 16.2       $  7.9      $ 24.1
                                                                ======       ======      ======

1997
Net appreciation, beginning of year.........................    $ 12.7       $  7.8      $ 20.5
                                                                ------       ------      ------
Net appreciation on available-for-sale securities...........      24.3         12.5        36.8
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      (9.8)      --            (9.8)
Provision for deferred federal income taxes.................      (5.1)        (3.9)       (9.0)
                                                                ------       ------      ------
                                                                   9.4          8.6        18.0
                                                                ------       ------      ------
Net appreciation, end of year...............................    $ 22.1       $ 16.4      $ 38.5
                                                                ======       ======      ======

(1) Includes net (depreciation) appreciation on other investments of $(3.1) million, $0.9 million, and $1.3 million in 1999, 1998, and 1997, respectively.

B.  MORTGAGE LOANS AND REAL ESTATE

AFLIAC's mortgage loans are diversified by property type and location. The real estate investment was obtained by an affiliate through foreclosure. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property's value at the time the original loan is made.

The carrying values of mortgage loans and the real estate investment net of applicable reserves were $234.6 million and $244.5 million at December 31, 1999 and 1998, respectively. Reserves for mortgage loans were $2.4 million and $3.3 million at December 31, 1999 and 1998, respectively.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

During 1997, the Company committed to a plan to dispose of all real estate assets. At December 31, 1999, there was one property remaining in the Company's real estate portfolio which is being actively marketed. Depreciation is not recorded on this asset while it is held for disposal.

There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 1999, 1998 and 1997.

There were no material contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 1999.

Mortgage loans and real estate investments comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  1999    1998
-------------                                                 ------  ------
Property type:
  Office building...........................................  $136.1  $129.2
  Residential...............................................    18.5    18.9
  Retail....................................................    28.3    37.4
  Industrial/warehouse......................................    51.1    59.2
  Other.....................................................     3.0     3.1
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======
Geographic region:
  South Atlantic............................................  $ 60.7  $ 55.5
  Pacific...................................................    76.2    80.0
  East North Central........................................    35.9    41.4
  Middle Atlantic...........................................    20.1    22.5
  New England...............................................    29.9    26.9
  West South Central........................................     1.9     6.7
  Other.....................................................    12.3    14.8
  Valuation allowances......................................    (2.4)   (3.3)
                                                              ------  ------
Total.......................................................  $234.6  $244.5
                                                              ======  ======

At December 31, 1999, scheduled mortgage loan maturities were as follows:
2000 -- $40.8 million; 2001 -- $6.3 million; 2002 -- $11.2 million; 2003 --
$0.5 million; 2004 -- $23.7 million; and $141.2 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 1999, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  INVESTMENT VALUATION ALLOWANCES

Investment valuation allowances which have been deducted in arriving at investment carrying values as presented in the consolidated balance sheets and changes thereto are shown below.

FOR THE YEARS ENDED DECEMBER 31,                              BALANCE AT                           BALANCE AT
(IN MILLIONS)                                                 JANUARY 1   PROVISIONS  WRITE-OFFS  DECEMBER 31
-------------                                                 ----------  ----------  ----------  ------------
1999
Mortgage loans..............................................    $ 3.3       $(0.8)       $0.1         $2.4
                                                                =====       =====        ====         ====
1998
Mortgage loans..............................................    $ 9.4       $(4.5)       $1.6         $3.3
                                                                =====       =====        ====         ====
1997
Mortgage loans..............................................    $ 9.5       $ 1.1        $1.2         $9.4
Real estate.................................................      1.7         3.7         5.4        --
                                                                -----       -----        ----         ----
    Total...................................................    $11.2       $ 4.8        $6.6         $9.4
                                                                =====       =====        ====         ====

Provisions on mortgages during 1999 and 1998 reflect the release of redundant specific reserves. Write-offs of $5.4 million to the investment valuation allowance related to real estate in 1997 primarily reflect write downs to the estimated fair value less costs to sell pursuant to the aforementioned 1997 plan of disposal.

The carrying value of impaired loans was $11.4 million and $15.3 million, with related reserves of $0.7 million and $1.5 million as of December 31, 1999 and 1998, respectively. All impaired loans were reserved for as of December 31, 1999 and 1998.

The average carrying value of impaired loans was $14.3 million, $17.0 million and $19.8 million, with related interest income while such loans were impaired of $1.5 million, $2.0 million and $2.2 million as of December 31, 1999, 1998 and 1997, respectively.

D.  OTHER

At December 31, 1999 and 1998, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Fixed maturities............................................  $107.2  $107.7  $130.0
Mortgage loans..............................................    19.0    25.5    20.4
Equity securities...........................................     0.4     0.3     1.3
Policy loans................................................    12.4    11.7    10.8
Real estate and other long-term investments.................     4.0     4.8     4.9
Short-term investments......................................     9.5     4.2     1.4
                                                              ------  ------  ------
    Gross investment income.................................   152.5   154.2   168.8
Less investment expenses....................................    (2.3)   (2.9)   (4.6)
                                                              ------  ------  ------
    Net investment income...................................  $150.2  $151.3  $164.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

At December 31, 1999, the Company had fixed maturities with a carrying value of $0.8 million on non-accrual status. There were no mortgage loans on non-accrual status at December 31, 1999. There were no mortgage loans or fixed maturities on non-accrual status at December 31, 1998. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net income of $1.2 million in 1999, and had no impact in 1998 and 1997.

The payment terms of mortgage loans may from time to time be restructured or modified. The investment in restructured mortgage loans, based on amortized cost, amounted to $12.2 million, $12.6 million and $21.1 million at December 31, 1999, 1998 and 1997, respectively. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million, $1.4 million and $1.9 million in 1999, 1998, and 1997, respectively. Actual interest income on these loans included in net investment income aggregated $1.1 million, $1.8 million and $2.1 million in 1999, 1998 and 1997, respectively.

There were no fixed maturities or mortgage loans which were non-income producing for the year ended December 31, 1999.

Included in other long-term investments is income from limited partnerships of $0.9 million and $0.7 million in 1999 and 1998, respectively. There was no income from limited partnerships included in other long-term investments in 1997.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999   1998   1997
-------------                                                 ------  -----  -----
Fixed maturities............................................  $(18.8) $(6.1) $ 3.0
Mortgage loans..............................................     0.8    8.0   (1.1)
Equity securities...........................................     8.5   15.7    0.5
Real estate and other.......................................     0.8    2.4    0.5
                                                              ------  -----  -----
Net realized investment (losses) gains......................  $ (8.7) $20.0  $ 2.9
                                                              ======  =====  =====

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
1999
Fixed maturities............................................     $162.3      $ 2.7   $4.3
Equity securities...........................................     $ 30.4      $10.1   $1.6
1998
Fixed maturities............................................     $ 60.0      $ 2.0   $2.0
Equity securities...........................................     $ 52.6      $17.5   $0.9
1997
Fixed maturities............................................     $702.9      $11.4   $5.0
Equity securities...........................................     $  1.3      $ 0.5   $--

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998   1997
-------------                                                 ------  ------  -----
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(18.0) million, $(5.6) million and
 $10.2 million in 1999, 1998 and 1997, respectively)........  $(33.4) $ (8.2) $20.3
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(3.6) million,
 $3.4 million and $1.2 million in 1999, 1998 and 1997,
 respectively)..............................................    (6.7)    6.2    2.3
                                                              ------  ------  -----
Other comprehensive (loss) income...........................  $(26.7) $(14.4) $18.0
                                                              ======  ======  =====

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the balance sheet approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     1999                1998
                                                              ------------------  ------------------
DECEMBER 31,                                                  CARRYING    FAIR    CARRYING    FAIR
(IN MILLIONS)                                                  VALUE     VALUE     VALUE     VALUE
-------------                                                 --------  --------  --------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $  132.9  $  132.9  $  217.9  $  217.9
  Fixed maturities..........................................   1,324.6   1,324.6   1,330.4   1,330.4
  Equity securities.........................................      32.6      32.6      31.8      31.8
  Mortgage loans............................................     223.7     222.8     230.0     241.9
  Policy loans..............................................     166.8     166.8     151.5     151.5
                                                              --------  --------  --------  --------
                                                              $1,880.6  $1,879.7  $1,961.6  $1,973.5
                                                              ========  ========  ========  ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,048.0  $1,014.9  $1,069.4  $1,034.6
  Supplemental contracts without life contingencies.........      25.0      25.0      21.0      21.0
  Other individual contract deposit funds...................      19.3      19.3      17.0      17.0
                                                              --------  --------  --------  --------
                                                              $1,092.3  $1,059.2  $1,107.4  $1,072.6
                                                              ========  ========  ========  ========

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 1999   1998   1997
-------------                                                 -----  -----  -----
Federal income tax expense
  Current...................................................  $15.5  $22.1  $13.9
  Deferred..................................................   30.5   11.8    7.1
                                                              -----  -----  -----
Total.......................................................  $46.0  $33.9  $21.0
                                                              =====  =====  =====

The provision for federal income taxes does not materially differ from the amount of federal income tax determined by applying the appropriate U.S. statutory income tax rate to income before federal income taxes.

The deferred income tax (asset) liability represents the tax effects of temporary differences:

DECEMBER 31,
(IN MILLIONS)                                                  1999     1998
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(233.7) $(205.1)
  Deferred acquisition costs................................    339.7    278.8
  Investments, net..........................................     (4.0)    12.5
  Litigation reserves.......................................     (4.3)    (7.4)
  Bad debt reserve..........................................    --        (0.4)
  Other, net................................................     (2.9)     0.4
                                                              -------  -------
Deferred tax liability, net.................................  $  94.8  $  78.8
                                                              =======  =======

Gross deferred income tax liabilities totaled $360.4 million and $291.7 million at December 31, 1999 and 1998, respectively. Gross deferred income tax assets totaled $265.6 million and $212.9 million at December 31, 1999 and 1998, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. If upheld, these adjustments would result in additional payments; however, the Company will vigorously defend its position with respect to these adjustments. In the Company's opinion, adequate tax liabilities have

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, and amounted to $173.9 million, $145.4 million and $124.1 million in 1999, 1998 and 1997 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $48.6 million and $16.4 million at December 31, 1999 and 1998, respectively.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 1999, 1998 or 1997. During 2000, AFLIAC could pay dividends of $34.3 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("Statement
No. 113").

The Company reinsures 100% of its traditional individual life and certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Amounts recoverable from reinsurers at December 31, 1999 and 1998 for the disability income business were $241.5 million and $230.8 million, respectively, traditional life were $9.7 million and $11.4 million, respectively, and universal and variable universal life were $36.0 million and $65.8 million, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 41.3  $ 45.5  $ 48.8
  Assumed...................................................    --      --       2.6
  Ceded.....................................................   (40.8)  (45.0)  (28.6)
                                                              ------  ------  ------
Net premiums................................................  $  0.5  $  0.5  $ 22.8
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses:
  Direct....................................................  $210.6  $204.0  $226.0
  Assumed...................................................    --      --       4.2
  Ceded.....................................................   (37.0)  (50.1)  (42.4)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $173.6  $153.9  $187.8
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   1999     1998    1997
-------------                                                 --------  ------  ------
Balance at beginning of year................................  $  950.5  $765.3  $632.7
  Acquisition expenses deferred.............................     219.5   242.4   184.2
  Amortized to expense during the year......................     (49.8)  (64.6)  (53.1)
  Adjustment to equity during the year......................      36.2     7.4   (10.2)
  Adjustment for cession of disability income insurance.....     --       --     (38.6)
  Adjustment for revision of universal life and variable
    universal life insurance mortality assumptions..........     --       --      50.3
                                                              --------  ------  ------
Balance at end of year......................................  $1,156.4  $950.5  $765.3
                                                              ========  ======  ======

On October 1, 1997, the Company revised the mortality assumptions for universal life and variable universal life product lines. These revisions resulted in a $50.3 million recapitalization of deferred policy acquisition costs.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $240.7 million and $233.3 million at December 31, 1999 and 1998. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In July 1997, a lawsuit on behalf of a putative class was instituted in Louisiana against AFC and certain of its subsidiaries including AFLIAC, by individual plaintiffs alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In October 1997, plaintiffs voluntarily dismissed the Louisiana suit and filed a substantially similar action in Federal District Court in Worcester, Massachusetts. In early November 1998, AFC and the plaintiffs entered into a settlement agreement. The court granted preliminary approval of the settlement on December 4, 1998. On May 19, 1999, the Court issued an order certifying the class for settlement purposes and granting final approval of the settlement agreement. AFLIAC recognized a $21.0 million pre-tax expense during the third quarter of 1998 related to this litigation. Although the Company believes that this expense reflects appropriate recognition of its obligation under the settlement, this estimate assumes the availability of insurance coverage for certain claims, and the estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

YEAR 2000

The Year 2000 issue resulted from computer programs being written using two digits rather than four to define the applicable year. Computer programs that have date-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. This could result in a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions, send invoices or engage in similar normal business activities.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Although the Company does not believe that there is a material contingency associated with the Year 2000 issue, there can be no assurance that exposure for material contingencies will not arise.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. In 1999, 49 out of 50 states have adopted the National Association of Insurance Commissioners proposed Codification, which provides for uniform statutory accounting principles. These principles are effective January 1, 2001. The Company is currently assessing the impact that the adoption of Codification will have on its statutory results of operations and financial position. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  1999    1998    1997
-------------                                                 ------  ------  ------
Statutory net income........................................  $  5.0  $ (8.2) $ 31.5
Statutory shareholder's surplus.............................  $342.7  $312.2  $309.7

14.  EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, AFLIAC recognized a pre-tax charge relating to one-time project costs of $4.6 million for the quarter ended June 30, 2000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company at December 31, 1999, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


/s/ PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
April 3, 2000

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1999

                                                                              Select
                                                                            Aggressive      Select      Select Growth      Select
                                                                              Growth        Growth        and Income       Income
                                                                           ------------   ------------  -------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $307,191,165   $479,255,899   $376,756,029   $147,985,588
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --             --             --             --
                                                                           ------------   ------------  -------------   ------------
    Total  assets ......................................................    307,191,165    479,255,899    376,756,029    147,985,588

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         15,697         46,813        128,479         11,317
                                                                           ------------   ------------  -------------   ------------
    Net assets .........................................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $307,175,468   $479,209,086   $376,627,550   $147,974,271
                                                                           ------------   ------------  -------------   ------------
                                                                           ------------   ------------  -------------   ------------

Units outstanding, December 31, 1999 ...................................     85,192,294    134,059,012    140,727,270    110,437,461
Net asset value per unit, December 31, 1999 ............................   $   3.605672   $   3.574613   $   2.676294   $   1.339892


                                                                                             Select        Select          Select
                                                                               Money      International    Capital        Emerging
                                                                               Market        Equity      Appreciation      Markets
                                                                           ------------   -------------  ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $161,507,693   $228,765,678   $146,114,971   $ 18,406,508
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --             --             --             --
Investment in shares of T. Rowe Price International Series, Inc. .......           --             --             --             --
Investment in shares of Alliance Capital Management Series
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................        101,580           --             --             --
                                                                           ------------   -------------  ------------   ------------
    Total  assets ......................................................    161,609,273    228,765,678    146,114,971     18,406,508

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --           20,984         15,887         16,407
                                                                           ------------   -------------  ------------   ------------
    Net assets .........................................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $161,609,273   $228,744,694   $146,099,084   $ 18,390,101
                                                                           ------------   -------------  ------------   ------------
                                                                           ------------   -------------  ------------   ------------

Units outstanding, December 31, 1999 ...................................    127,048,118    109,511,148     62,949,269     14,502,193
Net asset value per unit, December 31, 1999 ............................   $   1.272032   $   2.088780   $   2.320902   $   1.268091


The accompanying notes are an integral part of these financial statements.

                                     ALLMERICA SELECT SEPARATE ACCOUNT

                                             DECEMBER 31, 1999

                                                                               Select           Select            Alliance
                                                                               Value           Strategic          Premier
                                                                            Opportunity         Growth            Growth
                                                                           ------------      ------------      --------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................   $ 40,752,641      $ 19,538,593      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)           --                --                --
Investment in shares of T. Rowe Price International Series, Inc. .......           --                --                --
Investment in shares of Alliance Capital Management Series .............                                          6,581,982
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................           --                --                --
                                                                           ------------      ------------      --------------
    Total  assets ......................................................     40,752,641        19,538,593         6,581,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................         21,088             5,317            15,796
                                                                           ------------      ------------      --------------
    Net assets .........................................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------

Net asset distribution by category:
  Variable annuity contracts ...........................................   $ 40,731,553      $ 19,533,276      $  6,566,186
                                                                           ------------      ------------      --------------
                                                                           ------------      ------------      --------------
Units outstanding, December 31, 1999 ...................................     43,839,370        17,712,212         5,309,373
Net asset value per unit, December 31, 1999 ............................   $   0.929109      $   1.102814      $   1.236716


                                                                               Fidelity VIP     Fidelity VIP      Fidelity VIP
                                                                               High Income     Equity-Income         Growth
                                                                              -------------    -------------      -------------
ASSETS:
Investments in shares of Allmerica Investment Trust ....................      $       --        $       --        $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)       125,837,554       223,253,201       285,601,304
Investment in shares of T. Rowe Price International Series, Inc. .......              --                --                --
Investment in shares of Alliance Capital Management Series .............
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --                --                --
    Total  assets ......................................................       125,837,554       223,253,201       285,601,304
                                                                              -------------    -------------      -------------

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            26,136            40,403            15,929
                                                                              -------------    -------------      -------------
    Net assets .........................................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
                                                                              -------------    -------------      -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $125,811,418      $223,212,798      $285,585,375
                                                                              -------------    -------------      -------------
Units outstanding, December 31, 1999 ...................................        87,413,354       114,059,184        90,071,043
Net asset value per unit, December 31, 1999 ............................      $   1.439270      $   1.956991      $   3.170668


                                                                              T. Rowe Price
                                                                              International
                                                                                  Stock
                                                                              -------------
Investments in shares of Allmerica Investment Trust ....................      $       --
Investments in shares of Fidelity Variable Insurance Products Fund (VIP)              --
Investment in shares of T. Rowe Price International Series, Inc. .......        91,538,064
Investment in shares of Alliance Capital Management Series .............              --
Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................              --
                                                                              -------------
    Total  assets ......................................................        91,538,064

LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ............................................            13,201
                                                                              -------------
    Net assets .........................................................      $ 91,524,863
                                                                              -------------
                                                                              -------------

Net asset distribution by category:
  Variable annuity contracts ...........................................      $ 91,524,863
                                                                              -------------
                                                                              -------------
Units outstanding, December 31, 1999 ...................................        49,814,384
Net asset value per unit, December 31, 1999 ............................      $   1.837318


The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1999


                                                                                Select
                                                                              Aggressive        Select         Select Growth
                                                                                Growth          Growth           and Income
                                                                             -------------    -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $     203,047    $   3,728,869
                                                                             -------------    -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       3,018,333        4,843,128        4,156,950
  Administrative expense fees ............................................         373,052          598,589          513,781
                                                                             -------------    -------------    -------------
    Total expenses .......................................................       3,391,385        5,441,717        4,670,731
                                                                             -------------    -------------    -------------
    Net investment income (loss) .........................................      (3,391,385)      (5,238,670)        (941,862)
                                                                             -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................            --         12,903,330       24,961,950
  Net realized gain (loss) from sales of investments .....................      39,540,971       14,932,227        4,050,502
                                                                             -------------    -------------    -------------
    Net realized gain (loss)  ............................................      39,540,971       27,835,557       29,012,452
  Net unrealized gain (loss) .............................................      45,108,171       80,513,411       23,575,138
                                                                             -------------    -------------    -------------

    Net realized and unrealized  gain (loss) .............................      84,649,142      108,348,968       52,587,590
                                                                             -------------    -------------    -------------
    Net increase (decrease) in net assets from operations ................     $81,257,757    $ 103,110,298    $  51,645,728
                                                                             -------------    -------------    -------------
                                                                             -------------    -------------    -------------


                                                                                                                  Select
                                                                                Select            Money       International
                                                                                Income            Market          Equity
                                                                             -------------    -------------   -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $   9,286,533    $   6,779,962   $        --
                                                                             -------------    -------------   -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,846,045        1,675,937       2,313,411
  Administrative expense fees ............................................         228,163          207,138         285,927
                                                                             -------------    -------------   -------------
    Total expenses .......................................................       2,074,208        1,883,075       2,599,338
                                                                             -------------    -------------   -------------
    Net investment income (loss) .........................................       7,212,325        4,896,887      (2,599,338)
                                                                             -------------    -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................       1,147,781             --              --
  Net realized gain (loss) from sales of investments .....................        (405,783)            --        35,216,024
                                                                             -------------    -------------   -------------
    Net realized gain (loss)  ............................................         741,998             --        35,216,024
  Net unrealized gain (loss) .............................................     (11,289,090)            --        20,440,939
                                                                             -------------    -------------   -------------
    Net realized and unrealized  gain (loss) .............................     (10,547,092)            --        55,656,963
                                                                             -------------    -------------   -------------
    Net increase (decrease) in net assets from operations ................   $  (3,334,767)   $   4,896,887   $  53,057,625
                                                                             -------------    -------------   -------------
                                                                             -------------    -------------   -------------


                                                                                Select            Select
                                                                                Capital          Emerging
                                                                              Appreciation        Markets
                                                                             -------------    -------------
INVESTMENT INCOME:
  Dividends ..............................................................   $        --      $      63,318
                                                                             -------------    -------------
EXPENSES:
  Mortality and expense risk fees ........................................       1,442,088          113,457
  Administrative expense fees ............................................         178,236           14,023
                                                                             -------------    -------------
    Total expenses .......................................................       1,620,324          127,480
                                                                             -------------    -------------
    Net investment income (loss) .........................................      (1,620,324)         (64,162)
                                                                             -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors ....................         175,189             --
  Net realized gain (loss) from sales of investments .....................       3,879,467           62,828
                                                                             -------------    -------------
    Net realized gain (loss)  ............................................       4,054,656           62,828
  Net unrealized gain (loss) .............................................      24,372,518        4,991,227
                                                                             -------------    -------------
    Net realized and unrealized  gain (loss) .............................      28,427,174        5,054,055
                                                                             -------------    -------------
    Net increase (decrease) in net assets from operations ................   $  26,806,850    $   4,989,893
                                                                             -------------    -------------
                                                                             -------------    -------------


   The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                     Select          Select          Alliance
                                                                     Value          Strategic        Premier      Fidelity VIP
                                                                  Opportunity        Growth          Growth*      High Income
                                                                  ------------    ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $        169    $     53,846    $       --      $  9,709,230
                                                                  ------------    ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................        369,054         160,660           4,767       1,480,008
  Administrative expense fees .................................         45,613          19,856             589         182,922
                                                                  ------------    ------------    ------------    ------------
    Total expenses ............................................        414,667         180,516           5,356       1,662,930
                                                                  ------------    ------------    ------------    ------------
    Net investment income (loss) ..............................       (414,498)       (126,670)         (5,356)      8,046,300
                                                                  ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      1,692,360            --              --           362,962
  Net realized gain (loss) from sales of investments ..........     (1,502,575)         39,567             367        (813,305)
                                                                  ------------    ------------    ------------    ------------
    Net realized gain (loss) ..................................        189,785          39,567             367        (450,343)
  Net unrealized gain (loss) ..................................       (996,153)      2,085,609         373,402        (335,164)
                                                                  ------------    ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................       (806,368)      2,125,176         373,769        (785,507)
                                                                  ------------    ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $ (1,220,866)   $  1,998,506    $    368,413    $  7,260,793
                                                                  ------------    ------------    ------------    ------------
                                                                  ------------    ------------    ------------    ------------

                                                                                                  T. Rowe Price
                                                                  Fidelity VIP    Fidelity VIP    International
                                                                  Equity-Income      Growth           Stock
                                                                  ------------    ------------    ------------
INVESTMENT INCOME:
  Dividends ...................................................   $  2,715,163    $    275,171    $    324,142
                                                                  ------------    ------------    ------------
EXPENSES:
  Mortality and expense risk fees .............................      2,605,002       2,549,237         843,850
  Administrative expense fees .................................        321,967         315,074         104,296
                                                                  ------------    ------------    ------------
    Total expenses ............................................      2,926,969       2,864,311         948,146
                                                                  ------------    ------------    ------------
    Net investment income (loss) ..............................       (211,806)     (2,589,140)       (624,004)
                                                                  ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsors .........      6,001,940      17,301,381       1,018,731
  Net realized gain (loss) from sales of investments ..........      1,611,125       1,626,132      12,364,136
                                                                  ------------    ------------    ------------
    Net realized gain (loss) ..................................      7,613,065      18,927,513      13,382,867
  Net unrealized gain (loss) ..................................        910,958      50,612,325       9,156,450
                                                                  ------------    ------------    ------------

    Net realized and unrealized  gain (loss) ..................      8,524,023      69,539,838      22,539,317
                                                                  ------------    ------------    ------------
    Net increase (decrease) in net assets from operations .....   $  8,312,217    $ 66,950,698    $ 21,915,313
                                                                  ------------    ------------    ------------
                                                                  ------------    ------------    ------------


* For the period 10/6/99 to 12/31/99.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                Select
                                                                           Aggressive Growth                 Select Growth
                                                                         Year Ended December 31,         Year Ended December 31,
                                                                          1999           1998            1999             1998
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) ....................................  $  (3,391,385)  $  (2,962,901)  $  (5,238,670)  $  (3,459,314)
  Net realized gain (loss) ........................................     39,540,971       3,969,770      27,835,557       6,072,884
  Net unrealized gain (loss) ......................................     45,108,171      17,405,709      80,513,411      74,575,052
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ..........     81,257,757      18,412,578     103,110,298      77,188,622
                                                                     -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ...........................................     24,255,918      36,061,562      56,468,347      70,613,422
  Withdrawals .....................................................    (21,732,026)    (13,438,781)    (28,886,868)    (15,891,976)
  Contract benefits ...............................................     (3,115,459)     (2,728,888)     (6,001,518)     (3,404,074)
  Contract charges ................................................        (92,474)        (89,767)       (116,966)        (89,116)
  Transfers between sub-accounts (including fixed account), net ...     (9,064,037)     (7,180,823)     (2,504,767)        266,856
  Other transfers from (to) the General Account ...................      7,017,452       1,134,404      20,488,160       1,932,745
  Net increase (decrease) in investment by Sponsor ................           --              --              --              --
                                                                     -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions.     (2,730,626)     13,757,707      39,446,388      53,427,857
                                                                     -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ...........................     78,527,131      32,170,285     142,556,686     130,616,479

NET ASSETS:
  Beginning of year ...............................................    228,648,337     196,478,052     336,652,400     206,035,921
                                                                     -------------   -------------   -------------   -------------
  End of year .....................................................  $ 307,175,468   $ 228,648,337   $ 479,209,086   $ 336,652,400
                                                                     -------------   -------------   -------------   -------------
                                                                     -------------   -------------   -------------   -------------


                                                                         Select Growth and Income              Select Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (941,862)  $    (335,924)  $   7,212,325   $   5,303,429
  Net realized gain (loss) .........................................     29,012,452       1,988,959         741,998         191,685
  Net unrealized gain (loss) .......................................     23,575,138      32,750,667     (11,289,090)        575,603
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     51,645,728      34,403,702      (3,334,767)      6,070,717
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     48,537,477      63,681,715      24,820,260      43,005,439
  Withdrawals ......................................................    (24,493,254)    (15,115,743)    (13,453,696)     (8,082,420)
  Contract benefits ................................................     (6,377,979)     (4,138,997)     (2,636,252)     (1,772,510)
  Contract charges .................................................        (99,080)        (85,677)        (43,282)        (37,909)
  Transfers between sub-accounts (including fixed account), net ....     (8,982,046)        106,049     (11,621,085)      3,617,459
  Other transfers from (to) the General Account ....................     20,470,398       3,902,001      14,208,620       3,052,759
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     29,055,516      48,349,348      11,274,565      39,782,818
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     80,701,244      82,753,050       7,939,798      45,853,535

NET ASSETS:
  Beginning of year ................................................    295,926,306     213,173,256     140,034,473      94,180,938
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 376,627,550   $ 295,926,306   $ 147,974,271   $ 140,034,473
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------



                                                                              Money Market
                                                                          Year Ended December 31,
                                                                           1999            1998
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   4,896,887   $   3,859,624
  Net realized gain (loss) .........................................           --              --
  Net unrealized gain (loss) .......................................           --              --
                                                                      -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      4,896,887       3,859,624
                                                                      -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     58,002,004      65,100,611
  Withdrawals ......................................................    (34,935,305)    (20,168,912)
  Contract benefits ................................................     (8,743,929)     (5,486,115)
  Contract charges .................................................        (32,442)        (24,776)
  Transfers between sub-accounts (including fixed account), net ....     23,841,962      (7,256,363)
  Other transfers from (to) the General Account ....................      4,765,007         645,196
  Net increase (decrease) in investment by Sponsor .................           --              --
                                                                      -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     42,897,297      32,809,641
                                                                      -------------   -------------

  Net increase (decrease) in net assets ............................     47,794,184      36,669,265

NET ASSETS:
  Beginning of year ................................................    113,815,089      77,145,824
                                                                      -------------   -------------
  End of year ......................................................  $ 161,609,273   $ 113,815,089
                                                                      -------------   -------------
                                                                      -------------   -------------


   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                                  Select                         Select
                                                                           International Equity           Capital Appreciation
                                                                          Year Ended December 31,        Year Ended December 31,
                                                                           1999            1998            1999            1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,599,338)  $       7,654   $  (1,620,324)  $  (1,175,589)
  Net realized gain (loss) .........................................     35,216,024       1,650,381       4,054,656      16,587,627
  Net unrealized gain (loss) .......................................     20,440,939      17,773,061      24,372,518      (4,726,710)
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........     53,057,625      19,431,096      26,806,850      10,685,328
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     22,969,590      29,615,052      20,479,493      25,436,320
  Withdrawals ......................................................    (12,716,071)     (8,122,159)     (7,003,864)     (3,623,727)
  Contract benefits ................................................     (2,279,246)     (1,791,387)     (1,657,807)     (1,106,068)
  Contract charges .................................................        (60,729)        (56,589)        (37,408)        (30,776)
  Transfers between sub-accounts (including fixed account), net ....     (7,267,716)     (5,116,809)     (2,237,250)     (2,261,255)
  Other transfers from (to) the General Account ....................      9,337,645       1,294,775       6,878,405         654,274
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .      9,983,473      15,822,883      16,421,569      19,068,768
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     63,041,098      35,253,979      43,228,419      29,754,096

NET ASSETS:
  Beginning of year ................................................    165,703,596     130,449,617     102,870,665      73,116,569
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 228,744,694   $ 165,703,596   $ 146,099,084   $ 102,870,665
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                   Select
                                                                               Emerging Markets
                                                                        Year Ended           Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $     (64,162)    $           (15,971)
  Net realized gain (loss) .........................................         62,828                 (24,720)
  Net unrealized gain (loss) .......................................      4,991,227                (309,858)
                                                                      -------------     --------------------

  Net increase (decrease)  in net assets from operations ...........      4,989,893                (350,549)
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      4,785,976               3,000,520
  Withdrawals ......................................................       (368,856)                (61,386)
  Contract benefits ................................................        (82,822)                 (9,898)
  Contract charges .................................................         (2,679)                   (134)
  Transfers between sub-accounts (including fixed account), net ....      3,126,568               1,172,968
  Other transfers from (to) the General Account ....................      1,899,441                 291,059
  Net increase (decrease) in investment by Sponsor .................           --                      --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,357,628               4,393,129
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     14,347,521               4,042,580

NET ASSETS:
  Beginning of year ................................................      4,042,580                    --
                                                                      -------------     --------------------
  End of year ......................................................  $  18,390,101     $         4,042,580
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                   Select
                                                                               Value Opportunity
                                                                        Year Ended          Period From
                                                                         12/31/99       2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (414,498)    $             49,651
  Net realized gain (loss) .........................................        189,785                   (3,663)
  Net unrealized gain (loss) .......................................       (996,153)                 160,234
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........     (1,220,866)                 206,222
                                                                      -------------     --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     16,094,140               12,809,082
  Withdrawals ......................................................     (1,105,798)                (356,168)
  Contract benefits ................................................       (412,758)                 (49,956)
  Contract charges .................................................         (6,920)                    (478)
  Transfers between sub-accounts (including fixed account), net ....      2,467,165                4,206,999
  Other transfers from (to) the General Account ....................      6,882,082                1,218,807
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .     23,917,911               17,828,286
                                                                      -------------     --------------------

  Net increase (decrease) in net assets ............................     22,697,045               18,034,508

NET ASSETS:
  Beginning of year ................................................     18,034,508                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  40,731,553     $         18,034,508
                                                                      -------------     --------------------
                                                                      -------------     --------------------


                                                                                  Select
                                                                             Strategic Growth
                                                                       Year Ended           Period From
                                                                        12/31/99        2/20/98* TO 12/31/98
                                                                      -------------     --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $    (126,670)    $            (28,486)
  Net realized gain (loss) .........................................         39,567                 (151,091)
  Net unrealized gain (loss) .......................................      2,085,609                  219,846
                                                                      -------------     --------------------
  Net increase (decrease)  in net assets from operations ...........      1,998,506                   40,269
                                                                      -------------     --------------------
  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................      7,433,586                5,671,296
  Withdrawals ......................................................       (679,903)                (209,854)
  Contract benefits ................................................        (83,051)                 (20,535)
  Contract charges .................................................         (3,223)                    (338)
  Transfers between sub-accounts (including fixed account), net ....        (49,588)               2,187,617
  Other transfers from (to) the General Account ....................      2,524,904                  723,590
  Net increase (decrease) in investment by Sponsor .................           --                       --
                                                                      -------------     --------------------
  Net increase (decrease) in net assets from contract transactions .      9,142,725                8,351,776
                                                                      -------------     --------------------
  Net increase (decrease) in net assets ............................     11,141,231                8,392,045

NET ASSETS:
  Beginning of year ................................................      8,392,045                     --
                                                                      -------------     --------------------
  End of year ......................................................  $  19,533,276     $          8,392,045
                                                                      -------------     --------------------
                                                                      -------------     --------------------

* Date of initial investment.

   The accompanying notes are an integral part of these financial statements.

                       ALLMERICA SELECT SEPARATE ACCOUNT

                                                                           Alliance
                                                                        Premier Growth
                                                                          Period from
                                                                      10/6/99* to 12/31/99
                                                                      --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $             (5,356)
  Net realized gain (loss) .........................................                   367
  Net unrealized gain (loss) .......................................               373,402
                                                                      --------------------

  Net increase (decrease)  in net assets from operations ...........               368,413
                                                                      --------------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................             6,222,365
  Withdrawals ......................................................              (196,510)
  Contract benefits ................................................                  --
  Contract charges .................................................                  (670)
  Transfers between sub-accounts (including fixed account), net ....                  --
  Other transfers from (to) the General Account ....................               172,591
  Net increase (decrease) in investment by Sponsor .................                    (3)
                                                                      --------------------
  Net increase (decrease) in net assets from contract transactions .             6,197,773
                                                                      --------------------

  Net increase (decrease) in net assets ............................             6,566,186

NET ASSETS:
  Beginning of year ................................................                  --
                                                                      --------------------
  End of year ......................................................         $   6,566,186
                                                                      --------------------
                                                                      --------------------


                                                                         Fidelity VIP High Income       Fidelity VIP Equity-Income
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                           1999            1998            1999           1998
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $   8,046,300   $   4,194,465   $    (211,806)  $    (415,937)
  Net realized gain (loss) .........................................       (450,343)      3,061,179       7,613,065       6,181,847
  Net unrealized gain (loss) .......................................       (335,164)    (13,622,064)        910,958       7,180,318
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease)  in net assets from operations ...........      7,260,793      (6,366,420)      8,312,217      12,946,228
                                                                      -------------   -------------   -------------   -------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     21,260,358      33,755,346      38,502,384      57,177,724
  Withdrawals ......................................................     (8,950,671)     (4,291,123)    (13,886,488)     (6,972,862)
  Contract benefits ................................................     (2,314,938)     (1,095,080)     (3,567,803)     (1,970,745)
  Contract charges .................................................        (32,098)        (24,772)        (56,448)        (41,629)
  Transfers between sub-accounts (including fixed account), net ....     (1,926,907)      5,384,061      (4,177,665)      3,401,689
  Other transfers from (to) the General Account ....................      9,311,665       1,643,387      19,756,379       3,352,791
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from contract transactions .     17,347,409      35,371,819      36,570,359      54,946,968
                                                                      -------------   -------------   -------------   -------------

  Net increase (decrease) in net assets ............................     24,608,202      29,005,399      44,882,576      67,893,196

NET ASSETS:
  Beginning of year ................................................    101,203,216      72,197,817     178,330,222     110,437,026
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $ 125,811,418   $ 101,203,216   $ 223,212,798   $ 178,330,222
                                                                      -------------   -------------   -------------   -------------
                                                                      -------------   -------------   -------------   -------------


                                                                                                             T. Rowe Price
                                                                           Fidelity VIP Growth             International Stock
                                                                          Year Ended December 31,         Year Ended December 31,
                                                                          1999             1998            1999            1998
                                                                      -------------   -------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
  Net investment income (loss) .....................................  $  (2,589,140)  $  (1,086,153)  $    (624,004)  $     (41,275)
  Net realized gain (loss) .........................................     18,927,513      11,869,942      13,382,867         385,253
  Net unrealized gain (loss) .......................................     50,612,325      25,112,290       9,156,450       5,788,775
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease)  in net assets from operations ...........     66,950,698      35,896,079      21,915,313       6,132,753
                                                                      -------------   -------------    ------------    ------------

  FROM CONTRACT TRANSACTIONS:
  Net purchase payments ............................................     51,086,036      35,768,091      12,519,911      14,149,159
  Withdrawals ......................................................    (13,782,325)     (5,164,629)     (4,048,055)     (2,057,947)
  Contract benefits ................................................     (3,164,854)     (1,505,737)       (951,093)       (649,684)
  Contract charges .................................................        (58,541)        (37,556)        (21,525)        (18,009)
  Transfers between sub-accounts (including fixed account), net ....     19,475,643       3,426,882        (894,900)     (1,989,024)
  Other transfers from (to) the General Account ....................     17,547,185       1,296,933       5,061,257         812,777
  Net increase (decrease) in investment by Sponsor .................           --              --              --              --
                                                                      -------------   -------------    ------------    ------------
  Net increase (decrease) in net assets from contract transactions .     71,103,144      33,783,984      11,665,595      10,247,272
                                                                      -------------   -------------    ------------    ------------

  Net increase (decrease) in net assets ............................    138,053,842      69,680,063      33,580,908      16,380,025

NET ASSETS:
  Beginning of year ................................................    147,531,533      77,851,470      57,943,955      41,563,930
                                                                      -------------   -------------    ------------    ------------
  End of year ......................................................  $ 285,585,375   $ 147,531,533    $ 91,524,863    $ 57,943,955
                                                                      -------------   -------------    ------------    ------------
                                                                      -------------   -------------    ------------    ------------

The accompanying notes are an integral part of these financial statements.

                        ALLMERICA SELECT SEPARATE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1  - ORGANIZATION

     Allmerica Select Separate Account (Allmerica Select) is a separate investment account of Allmerica Financial Life Insurance and Annuity Company (the Company), established on March 5, 1992 for the purpose of separating from the general assets of the Company those assets used to fund certain variable annuity contracts issued by the Company. The Company is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company (First Allmerica). First Allmerica is a wholly-owned subsidiary of Allmerica Financial Corporation (AFC). Under applicable insurance law, the assets and liabilities of Allmerica Select are clearly identified and distinguished from the other assets and liabilities of the Company. Allmerica Select cannot be charged with liabilities arising out of any other business of the Company.

     Allmerica Select is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Allmerica Select currently offers fifteen Sub-Accounts. Each Sub-Account invests exclusively in a corresponding investment portfolio of the Allmerica Investment Trust (the Trust) managed by Allmerica Financial Investment Management Services, Inc. (AFIMS), a wholly-owned subsidiary of the Company; or of the Alliance Variable Products Series Fund, Inc.(Alliance) managed by Alliance Capital Management L.P.; or of the Variable Insurance Products Fund (Fidelity VIP) managed by Fidelity Management & Research Company (FMR); or of the T. Rowe Price International Series, Inc. (T. Rowe Price) managed by Rowe Price-Fleming International, Inc. The Trust, Alliance, Fidelity VIP, and T. Rowe Price (the Funds) are open-end, diversified management investment companies registered under the 1940 Act.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Security transactions are recorded on the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the respective investment portfolio of the Funds. Realized gains and losses on securities sold are determined using the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the respective investment portfolio of the Funds at net asset value.

     FEDERAL INCOME TAXES - The Company is taxed as a "life insurance company" under Subchapter L of the Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of Allmerica Select. Therefore, no provision for income taxes has been charged against Allmerica Select.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 3  - INVESTMENTS

The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Funds at December 31, 1999 were as follows:

                                                                Portfolio Information
                                                --------------------------------------------------------------
                                                                                                     Net Asset
                                                   Number of                 Aggregate                 Value
      Investment Portfolio                          Shares                     Cost                  Per Share
      --------------------                       -----------               ------------              ---------
Select Aggressive Growth ........                 90,058,975               $209,913,818              $ 3.411
Select Growth ...................                157,184,618                281,077,108                3.049
Select Growth and Income ........                194,907,413                288,280,073                1.933
Select Income ...................                155,283,933                156,838,773                0.953
Money Market ....................                161,507,693                161,507,693                1.000
Select International Equity .....                112,636,966                181,080,480                2.031
Select Capital Appreciation .....                 71,171,442                117,150,392                2.053
Select Emerging Markets .........                 14,246,523                 13,725,139                1.292
Select Value Opportunity ........                 26,793,321                 41,588,560                1.521
Select Strategic Growth .........                 17,352,214                 17,233,138                1.126
Alliance Premier Growth .........                    162,719                  6,208,580               40.450
Fidelity VIP High Income ........                 11,126,220                133,018,263               11.310
Fidelity VIP Equity-Income ......                  8,683,516                199,719,712               25.710
Fidelity VIP Growth .............                  5,199,368                199,026,231               54.930
T. Rowe Price International Stock                  4,807,671                 76,910,552               19.040

NOTE 4 - RELATED PARTY TRANSACTIONS

     The Company makes a charge of 1.25% per annum based on the average daily net assets of each Sub-Account at each valuation date for mortality and expense risks. The Company also charges each Sub-Account 0.15% per annum based on the average daily net assets of each Sub-Account for administrative expenses. These charges are deducted from the daily value of each Sub-Account and are paid to the Company on a daily basis.

     For contracts issued on Form A3020-92 (Allmerica Select Resource I), a contract fee is deducted on the contract anniversary and upon full surrender of the contract. For contracts issued on Form A3025-96 (Allmerica Select Resource
II), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $50,000. For contracts issued on Form A3027-98 (Allmerica Select Charter) and on Form A3028-99 (Allmerica Select Reward), a contract fee is deducted on the contract anniversary and upon full surrender if the accumulated value is less than $75,000. The fee is currently waived for Allmerica Select Resource II and Select Reward contracts issued to and maintained by the trustee of a 401(k) plan.

     Allmerica Investments, Inc., (Allmerica Investments), a wholly-owned subsidiary of the Company, is principal underwriter and general distributor of Allmerica Select, and does not receive any compensation for sales of the contracts. Commissions are paid by the Company to registered representatives of certain independent broker-dealers. The Allmerica Select Resource I and II and Allmerica Select Reward contracts have a contingent deferred sales charge and no deduction is made for sales charges at the time of the sale.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:

                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Aggressive Growth
  Issuance of Units ..................................       75,252,384   $   215,594,821        28,443,354   $    71,461,752
  Redemption of Units ................................      (76,759,554)     (218,325,447)      (22,974,119)      (57,704,045)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       (1,507,170)  $    (2,730,626)        5,469,235   $    13,757,707
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth
  Issuance of Units ..................................       53,807,629   $   161,684,575        48,669,777   $   117,987,024
  Redemption of Units ................................      (40,286,966)     (122,238,187)      (26,664,319)      (64,559,167)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       13,520,663   $    39,446,388        22,005,458   $    53,427,857
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Growth and Income
  Issuance of Units ..................................       41,734,130   $   102,259,914        45,914,205   $    99,392,688
  Redemption of Units ................................      (30,125,418)      (73,204,398)      (23,587,262)      (51,043,340)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       11,608,712   $    29,055,516        22,326,943   $    48,349,348
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Income
  Issuance of Units ..................................       48,275,738   $    63,597,852        59,979,984   $    80,651,018
  Redemption of Units ................................      (40,009,593)      (52,323,287)      (30,202,528)      (40,868,200)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,266,145   $    11,274,565        29,777,456   $    39,782,818
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Money Market
  Issuance of Units ..................................      628,585,498   $   835,137,989       160,175,464   $   193,712,183
  Redemption of Units ................................     (594,333,800)     (792,240,692)     (132,822,470)     (160,902,542)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       34,251,698   $    42,897,297        27,352,994   $    32,809,641
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select International Equity
  Issuance of Units ..................................      164,673,863   $   284,544,051        35,836,093   $    56,782,369
  Redemption of Units ................................     (158,190,366)     (274,560,578)      (25,978,288)      (40,959,486)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        6,483,497   $     9,983,473         9,857,805   $    15,822,883
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Capital Appreciation
  Issuance of Units ..................................       39,275,736   $    78,604,034        25,684,264   $    44,175,487
  Redemption of Units ................................      (31,115,549)      (62,182,465)      (14,627,907)      (25,106,719)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,160,187   $    16,421,569        11,056,357   $    19,068,768
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Emerging Markets
  Issuance of Units ..................................       12,741,433   $    12,693,100         6,117,004   $     5,235,588
  Redemption of Units ................................       (3,448,629)       (3,335,472)         (907,615)         (842,459)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,292,804   $     9,357,628         5,209,389   $     4,393,129
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Select Value Opportunity
  Issuance of Units ..................................       55,225,027   $    50,439,314        20,566,820   $    20,586,826
  Redemption of Units ................................      (29,625,233)      (26,521,403)       (2,327,244)       (2,758,540)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       25,599,794   $    23,917,911        18,239,576   $    17,828,286
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------


                                     SA-10


                         ALLMERICA SELECT SEPARATE ACCOUNT

                     NOTES TO FINANCIAL STATEMENTS (Continued)


Note 5 - CONTRACTOWNERS AND SPONSOR TRANSACTIONS (Continued)


                                                                                Year Ended December 31,
                                                                       1999                               1998
                                                        ---------------------------------   ---------------------------------
                                                             UNITS             AMOUNT             UNITS             AMOUNT
                                                        ---------------   ---------------   ---------------   ---------------
Select Strategic Growth
  Issuance of Units ..................................       13,362,189   $    13,598,310        10,583,703   $    10,307,180
  Redemption of Units ................................       (4,358,489)       (4,455,585)       (1,875,191)       (1,955,404)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        9,003,700   $     9,142,725         8,708,512   $     8,351,776
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Alliance Premier Growth
  Issuance of Units ..................................        5,570,878   $     6,498,202               -     $           -
  Redemption of Units ................................         (261,505)         (300,429)              -                 -
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        5,309,373   $     6,197,773               -     $           -
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP High Income
  Issuance of Units ..................................       38,346,359   $    53,501,177        42,299,742   $    60,272,832
  Redemption of Units ................................      (25,918,736)      (36,153,768)      (17,784,384)      (24,901,013)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       12,427,623   $    17,347,409        24,515,358   $    35,371,819
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Equity-Income
  Issuance of Units ..................................       46,507,097   $    91,172,489        48,319,788   $    87,225,760
  Redemption of Units ................................      (27,985,168)      (54,602,130)      (17,913,028)      (32,278,792)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       18,521,929   $    36,570,359        30,406,760   $    54,946,968
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

Fidelity VIP Growth
  Issuance of Units ..................................       47,634,153   $   125,046,338        32,964,840   $    65,335,816
  Redemption of Units ................................      (20,618,401)      (53,943,194)      (15,681,080)      (31,551,832)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................       27,015,752   $    71,103,144        17,283,760   $    33,783,984
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

T. Rowe Price International Stock
  Issuance of Units ..................................      115,271,622   $   173,722,453        17,721,810   $    23,965,360
  Redemption of Units ................................     (106,914,833)     (162,056,858)      (10,241,106)      (13,718,088)
                                                        ---------------   ---------------   ---------------   ---------------
    Net increase (decrease) ..........................        8,356,789   $    11,665,595         7,480,704   $    10,247,272
                                                        ---------------   ---------------   ---------------   ---------------
                                                        ---------------   ---------------   ---------------   ---------------

NOTE 6 - DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of The Treasury.

     The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that Allmerica Select satisfies the current requirements of the regulations, and it intends that Allmerica Select will continue to meet such requirements.

                         ALLMERICA SELECT SEPARATE ACCOUNT

NOTE 7 -  PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of shares of the Funds by Allmerica Select during the year ended December 31, 1999 were as follows:

           Investment Portfolio                                  Purchases                    Sales
           --------------------                              --------------             --------------
Select Aggressive Growth .........................             $157,193,601               $163,300,688
Select Growth ....................................               90,300,034                 43,194,032
Select Growth and Income .........................               71,305,013                 18,086,672
Select Income ....................................               35,830,544                 16,211,638
Money Market .....................................              666,899,848                619,252,030
Select International Equity ......................              244,433,761                237,028,642
Select Capital Appreciation ......................               52,799,447                 37,807,126
Select Emerging Markets ..........................                9,928,319                    618,446
Select Value Opportunity .........................               43,234,342                 18,017,481
Select Strategic Growth ..........................               10,240,619                  1,219,247
Alliance Premier Growth ..........................                6,225,899                     17,686
Fidelity VIP High Income .........................               37,231,381                 11,448,574
Fidelity VIP Equity-Income .......................               56,271,017                 13,870,121
Fidelity VIP Growth ..............................               93,710,387                  7,879,073
T. Rowe Price International Stock ................              155,651,465                143,577,942
                                                             --------------             --------------
  Totals .........................................           $1,731,255,677             $1,331,529,398
                                                             --------------             --------------
                                                             --------------             --------------

NOTE 8 - PLAN OF SUBSTITUTION FOR PORTFOLIO OF THE TRUST

     An application has been filed with the Securities and Exchange Commission
(SEC) seeking an order approving the substitution of shares of the Select Investment Grade Income Fund (SIGIF) for all of the shares of the Select Income Fund (SIF). To the extent required by law, approvals of such substitution will also be obtained from the state insurance regulators in certain jurisdictions. The effect of the substitution will be to replace SIF shares with SIGIF shares. The substitution is planned to be effective on or about July 1, 2000.

                            PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None

          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company.

          Financial Statements Included in Part C
          None

      (b) EXHIBITS

          EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

          EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

          EXHIBIT 3   (a)  Underwriting and Administrative Services Agreement
                           was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (b) Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                      (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is
                           incorporated by reference herein.

          EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 17 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Policy Form A and Certificate and Generic Policy Form were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein. Policy Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

          EXHIBIT 5 Specimen Generic Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein. Specimen Application Form B was previously filed on May 8, 1996 in Post-Effective Amendment No. 9 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

          EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

          EXHIBIT 7   Not Applicable.

          EXHIBIT 8   (a)  Fidelity Service Agreement was previously filed on
                           April 30, 1996 in Post-Effective No. 8 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and is incorporated by reference herein.

                      (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632), and are incorporated by reference herein.

                      (f)  Directors' Power of Attorney is filed herewith.

          EXHIBIT 9   Opinion of Counsel is filed herewith.

          EXHIBIT 10  Consent of Independent Accountants is filed herewith.

          EXHIBIT 11  None.

          EXHIBIT 12  None.

          EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on April 21, 2000 in Post-Effective Amendment No. 21 of Registration Statement
                      No.33-47216/811-6632, and is incorporated by reference herein.

          EXHIBIT 14  Not Applicable.

          EXHIBIT 15  (a)  Participation Agreement between the Company and
                           Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                      (b) Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and
                           is incorporated by reference herein.

                      (c) Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 (File Nos. 33-47216, 811-6632) and is
                           incorporated by reference herein.

                      (d) Participation Agreement between the Company, and Alliance Capital Management L.P. was previously filed on October 8, 1999 in Pre-Effective Amendment No. 2 (File Nos. 333-78245, 811-6632) and is incorporated by reference herein.

                      (e) Form of Amendment to AIM Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 3 in Registration Statement No. 333-11377/811-7799, and is incorporated by reference herein.

                      (f) Form of Participation Agreement with Alliance was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (g) Participation Agreement with Bankers Trust was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (h) Amendment to Variable Insurance Products Fund II Participation Agreement dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Registration Statement No. 33-39702/811-6293, Post-Effective Amendment No. 14, and is incorporated by reference herein.

                      (i) Participation Agreement with Variable Insurance Products Fund III was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                      (j) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 19 of Registration Statement No. 33-44830/811-6293 and is incorporated by reference herein.

                      (k) Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                           333-87099/811-6293 and is incorporated by reference herein.

                      (l) Participation Agreement with Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No.
                           333-87099/811-6293 and is incorporated by reference herein.

                      (m) Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 7 of Registration Statement No. 333-09965/811-7767 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-00965/811-7767, and is incorporated by reference herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The principal business address of all the following Directors and Officers is:
      440 Lincoln Street
      Worcester, Massachusetts 01653

DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant
  Director                                  Secretary (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                        First Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Charles F. Cronin                           Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                                 Secretary and Counsel (since 1998) of Allmerica Financial Corporation;
                                            Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                           President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                            Vice President and Deputy General Counsel (1995-1998) of USF&G
                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since
                                            1995) and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to
                                            1996) of The Hanover Insurance Company


Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer              Allmerica; Associate, Investment Banking (1996 -1997) of Merrill
                                            Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                            Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments, Inc.,
                                            Allmerica Asset Management, Inc. and Allmerica Financial Investment
                                            Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and
  Chief Executive Officer                   Annuity Company; Director (since 1990) of Allmerica Investments, Inc.;
                                            and Director and President (since 1998) of Allmerica Financial
                                            Investment Management Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive
                                            Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice
                                            President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

Gregory D. Tranter                          Director and Vice President (since 2000) of First Allmerica; Vice
  Director and Vice President               President (since 1998) of The Hanover Insurance Company; Vice
                                            President (1996-1998) of Travelers Property & Casualty; Director of
                                            Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                    ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

         NAME                                         ADDRESS                            TYPE OF BUSINESS
         ----                                         -------                            ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica  Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            200 Southbridge Parkway         Insurance Agency
Inc. of Alabama                                   Suite 400
                                                  Birmingham, AL 35209


Allmerica Investments Insurance Agency            14211 Commerce Way              Insurance Agency
of Florida, Inc.                                  Miami Lakes, FL 33016

Allmerica Investment Insurance Agency             1455 Lincoln Parkway            Insurance Agency
Inc. of Georgia                                   Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency             Barkley Bldg-Suite 105          Insurance Agency
Inc. of Kentucky                                  12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency            631 Lakeland East Drive         Insurance Agency
Inc. of Mississippi                               Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234


Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover   Lloyd's    Insurance  Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

      As of October 31, 2000, there were 14,605 Contact holders of qualified Contracts and 22,397 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

      Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.  PRINCIPAL UNDERWRITERS

      (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -  Allmerica Investment Trust

      (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

          NAME                                       POSITION OR OFFICE WITH UNDERWRITER
          ----                                       -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr                                       Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director


Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

Eric A. Simonsen                                          Director

      (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

      The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

      (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

      (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

      (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

      Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

      1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

      2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

      3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

      4.  A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

      Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 2000.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                      By:  /s/ Sheila B. St. Hilaire
                                          -------------------------------
                                           Sheila B. St. Hilaire
                                           Assistant Vice President and Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                TITLE                                                      DATE
----------                                -----                                                      ----
/s/ Warren E. Barnes                      Vice President and Corporate Controller                    December 1,
------------------------------------                                                                 2000

Edward J. Parry III*                      Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                        Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                          Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                        Director
------------------------------------

Mark R. Colborn*                          Director and Vice President
------------------------------------

John P. Kavanaugh*                        Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                         Director, Vice President and General Counsel
------------------------------------

J. Barry May*                             Director
------------------------------------

Robert P. Restrepo, Jr.*                  Director
------------------------------------

Eric A. Simonsen*                         Director and Vice President
------------------------------------

Gregory D. Tranter*                       Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-47216)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants